SUPPLEMENT TO THE FIDELITY ADVISOR BALANCED FUND - CLASS A, CLASS T AND CLASS B OCTOBER 31, 1997 ANNUAL REPORT
The following information replaces similar information found in "Performance: The Bottom Line" on pages 8 and 9.
FIDELITY ADVISOR BALANCED FUND - CLASS B
THE FOLLOWING INFORMATION REPLACES THE FIRST QUESTION
AND ANSWER FOUND IN "FUND TALK: THE MANAGER'S
OVERVIEW" ON PAGE 10.

Q. HOW DID THE FUND PERFORM, BETTINA?
A. FOR THE 12 MONTHS THAT ENDED
OCTOBER 31, 1997, THE FUND'S CLASS A, CLASS
T AND CLASS B SHARES RETURNED 20.99%,
21.36% AND 20.54%, RESPECTIVELY. THESE
RETURNS TOPPED THAT OF THE BALANCED
FUNDS AVERAGE WHICH, ACCORDING TO
LIPPER ANALYTICAL SERVICES, RETURNED
19.51% DURING THAT PERIOD. GIVEN THE
FUND'S BALANCED ASSET ALLOCATION - NAMELY
ITS BLEND OF EQUITIES AND BONDS -
PERFORMANCE TYPICALLY FALLS BETWEEN ITS
TWO BENCHMARK INDICES, THE STANDARD &
POOR'S 500 INDEX AND THE LEHMAN
BROTHERS AGGREGATE BOND INDEX. DURING
THE PERIOD, THE S&P 500 AND LEHMAN
BROTHERS AGGREGATE BOND INDEX GAINED
32.11% AND 8.89%, RESPECTIVELY.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS B                        20.54%   65.46%   259.70%

ADVISOR BALANCED - CLASS B                        15.54%   63.46%   259.70%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS B                  20.54%   10.60%   13.66%

ADVISOR BALANCED - CLASS B                  15.54%   10.33%   13.66%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

$10,000 OVER 10 YEARS

 S&P 500 Index
Fidelity Adv Balanced - CL B LB Aggregate Bond Index
$48,782
$35,970
$24,228
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $35,970 - a 259.70% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 -
a 142.28% increase, respectively.


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
BALANCED FUND -
CLASS A, CLASS T AND CLASS B


ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                10   THE MANAGERS' REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       13   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              14   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     44   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    52   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    61   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            62


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997               PAST 1   PAST 5    PAST 10
                                             YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS A                   20.99%   65.98%    260.84%

ADVISOR BALANCED - CLASS A                   14.03%   56.44%    240.09%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                32.11%   147.49%   387.82%

LEHMAN BROTHERS AGGREGATE BOND INDEX         8.89%    43.65%    142.28%

BALANCED FUNDS AVERAGE                       19.51%   86.93%    231.34%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 343 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS A             20.99%   10.67%   13.69%

ADVISOR BALANCED - CLASS A             14.03%   9.36%    13.02%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                32.11%   19.87%   17.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX   8.89%    7.51%    9.25%

BALANCED FUNDS AVERAGE                 19.51%   13.27%   12.66%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 103223 S00000000000001
             FA Balanced -CL A           S&P 500
LB Aggregate Bond
             00249                       SP001
LB001
  1987/10/31       9425.00                    10000.00
   10000.00
  1987/11/30       9255.27                     9176.00
   10080.10
  1987/12/31       9659.87                     9874.29
   10217.41
  1988/01/31      10226.91                    10290.00
   10576.57
  1988/02/29      10652.19                    10769.52
   10702.12
  1988/03/31      10682.56                    10436.74
   10601.68
  1988/04/30      10867.28                    10552.59
   10544.47
  1988/05/31      10908.32                    10644.39
   10473.59
  1988/06/30      11360.77                    11132.97
   10726.27
  1988/07/31      11319.19                    11090.67
   10670.01
  1988/08/31      11277.62                    10713.58
   10697.98
  1988/09/30      11486.44                    11169.98
   10940.18
  1988/10/31      11654.89                    11480.51
   11146.14
  1988/11/30      11539.08                    11316.34
   11010.74
  1988/12/31      11677.35                    11514.37
   11023.14
  1989/01/31      12136.75                    12357.22
   11181.74
  1989/02/28      12179.48                    12049.53
   11100.69
  1989/03/31      12384.46                    12330.28
   11148.69
  1989/04/30      12882.00                    12970.22
   11381.98
  1989/05/31      13303.83                    13495.52
   11681.08
  1989/06/30      13487.22                    13418.59
   12036.74
  1989/07/31      14099.77                    14630.29
   12292.61
  1989/08/31      14318.54                    14917.05
   12110.48
  1989/09/30      14340.90                    14855.89
   12172.46
  1989/10/31      14119.76                    14511.23
   12472.19
  1989/11/30      14407.24                    14807.26
   12591.06
  1989/12/31      14549.62                    15162.63
   12624.75
  1990/01/31      13845.80                    14145.22
   12474.73
  1990/02/28      13882.21                    14327.69
   12515.10
  1990/03/31      14076.51                    14707.38
   12524.32
  1990/04/30      13892.26                    14339.69
   12409.57
  1990/05/31      14408.16                    15737.81
   12777.00
  1990/06/30      14469.28                    15630.80
   12982.01
  1990/07/31      14431.99                    15580.78
   13161.59
  1990/08/31      13549.41                    14172.28
   12985.82
  1990/09/30      13236.68                    13482.09
   13093.26
  1990/10/31      13110.74                    13424.11
   13259.49
  1990/11/30      13702.67                    14291.31
   13544.91
  1990/12/31      14121.43                    14690.04
   13755.96
  1991/01/31      14850.53                    15330.52
   13926.01
  1991/02/28      15720.33                    16426.66
   14044.88
  1991/03/31      16119.61                    16824.18
   14141.50
  1991/04/30      16429.60                    16864.56
   14294.70
  1991/05/31      17114.17                    17593.11
   14378.30
  1991/06/30      16763.40                    16787.34
   14370.99
  1991/07/31      17480.35                    17569.63
   14570.28
  1991/08/31      17923.55                    17986.03
   14885.58
  1991/09/30      18055.51                    17685.67
   15187.21
  1991/10/31      18581.53                    17922.66
   15356.30
  1991/11/30      18147.56                    17200.37
   15497.11
  1991/12/31      18990.71                    19168.09
   15957.35
  1992/01/31      19115.65                    18811.57
   15740.26
  1992/02/29      19518.23                    19056.12
   15842.60
  1992/03/31      19448.94                    18684.52
   15753.29
  1992/04/30      19602.97                    19233.85
   15867.08
  1992/05/31      19995.02                    19328.10
   16166.49
  1992/06/30      19813.22                    19040.11
   16388.98
  1992/07/31      20391.81                    19818.85
   16723.35
  1992/08/31      20391.81                    19412.56
   16892.76
  1992/09/30      20560.51                    19641.63
   17093.00
  1992/10/31      20489.42                    19710.37
   16866.38
  1992/11/30      20617.39                    20382.50
   16870.19
  1992/12/31      20737.78                    20633.20
   17138.45
  1993/01/31      21129.06                    20806.52
   17467.10
  1993/02/28      21580.53                    21089.49
   17772.87
  1993/03/31      22395.04                    21534.48
   17846.93
  1993/04/30      23032.30                    21013.34
   17971.20
  1993/05/31      23472.31                    21576.50
   17994.09
  1993/06/30      23321.18                    21639.07
   18320.20
  1993/07/31      23565.86                    21552.52
   18423.81
  1993/08/31      24422.25                    22369.36
   18746.74
  1993/09/30      24193.92                    22197.11
   18798.23
  1993/10/31      24517.53                    22656.59
   18868.48
  1993/11/30      24193.92                    22441.36
   18707.97
  1993/12/31      24813.81                    22712.90
   18809.36
  1994/01/31      25503.53                    23485.14
   19063.31
  1994/02/28      25054.41                    22848.69
   18732.12
  1994/03/31      24053.79                    21852.49
   18270.29
  1994/04/30      23859.81                    22132.20
   18124.40
  1994/05/31      23956.80                    22495.17
   18121.86
  1994/06/30      23502.15                    21944.03
   18081.81
  1994/07/31      23956.61                    22663.80
   18440.98
  1994/08/31      24248.76                    23593.01
   18463.86
  1994/09/30      24086.72                    23014.99
   18192.10
  1994/10/31      23859.02                    23532.82
   18175.89
  1994/11/30      23533.75                    22675.76
   18135.53
  1994/12/31      23550.01                    23012.04
   18260.76
  1995/01/31      23484.41                    23608.74
   18622.15
  1995/02/28      23894.41                    24528.77
   19064.90
  1995/03/31      24291.41                    25252.62
   19181.87
  1995/04/30      24555.98                    25996.31
   19449.81
  1995/05/31      25035.53                    27035.38
   20202.47
  1995/06/30      25336.09                    27663.41
   20350.58
  1995/07/31      25719.46                    28580.73
   20305.13
  1995/08/31      25786.14                    28652.47
   20550.19
  1995/09/30      26035.26                    29861.60
   20750.11
  1995/10/31      25732.53                    29755.00
   21019.96
  1995/11/30      26455.73                    31061.24
   21334.94
  1995/12/31      26861.62                    31659.48
   21634.35
  1996/01/31      27100.99                    32737.17
   21778.02
  1996/02/29      26656.44                    33040.64
   21399.47
  1996/03/31      26452.49                    33358.82
   21250.72
  1996/04/30      26418.04                    33850.53
   21131.21
  1996/05/31      26555.82                    34723.54
   21088.30
  1996/06/30      26711.54                    34855.83
   21371.50
  1996/07/31      26155.78                    33315.90
   21429.98
  1996/08/31      26364.19                    34018.54
   21394.06
  1996/09/30      27391.40                    35933.10
   21766.89
  1996/10/31      28109.92                    36924.13
   22249.06
  1996/11/30      29617.06                    39715.23
   22630.16
  1996/12/31      29092.60                    38928.47
   22419.74
  1997/01/31      30088.44                    41360.72
   22488.40
  1997/02/28      30550.79                    41684.99
   22544.34
  1997/03/31      29493.60                    39972.15
   22294.51
  1997/04/30      30712.05                    42358.49
   22628.25
  1997/05/31      31948.42                    44937.28
   22842.16
  1997/06/30      33165.59                    46950.47
   23113.28
  1997/07/31      34950.04                    50686.31
   23736.57
  1997/08/31      33399.91                    47846.87
   23534.10
  1997/09/30      34752.68                    50467.44
   23881.19
  1997/10/31      34009.01                    48781.83
   24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971113 103232 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on October 31, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $34,009 - a 240.09% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 - a 142.28%
increase, respectively.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FIDELITY ADVISOR BALANCED FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997               PAST 1   PAST 5    PAST 10
                                             YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS T                   21.36%   66.59%    262.16%

ADVISOR BALANCED - CLASS T                   17.11%   60.76%    249.48%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                32.11%   147.49%   387.82%

LEHMAN BROTHERS AGGREGATE BOND INDEX         8.89%    43.65%    142.28%

BALANCED FUNDS AVERAGE                       19.51%   86.93%    231.34%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 343 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS T             21.36%   10.75%   13.73%

ADVISOR BALANCED - CLASS T             17.11%   9.96%    13.33%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                32.11%   19.87%   17.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX   8.89%    7.51%    9.25%

BALANCED FUNDS AVERAGE                 19.51%   13.27%   12.66%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
___IMAHDR PRASUN   SHR__CHT 19971031 19971113 103300 S00000000000001
             FA Balanced -CL T           S&P 500
LB Aggregate Bond
             00170                       SP001
LB001
  1987/10/31       9650.00                    10000.00
   10000.00
  1987/11/30       9476.22                     9176.00
   10080.10
  1987/12/31       9890.48                     9874.29
   10217.41
  1988/01/31      10471.05                    10290.00
   10576.57
  1988/02/29      10906.48                    10769.52
   10702.12
  1988/03/31      10937.58                    10436.74
   10601.68
  1988/04/30      11126.71                    10552.59
   10544.47
  1988/05/31      11168.73                    10644.39
   10473.59
  1988/06/30      11631.98                    11132.97
   10726.27
  1988/07/31      11589.41                    11090.67
   10670.01
  1988/08/31      11546.84                    10713.58
   10697.98
  1988/09/30      11760.65                    11169.98
   10940.18
  1988/10/31      11933.13                    11480.51
   11146.14
  1988/11/30      11814.55                    11316.34
   11010.74
  1988/12/31      11956.12                    11514.37
   11023.14
  1989/01/31      12426.49                    12357.22
   11181.74
  1989/02/28      12470.24                    12049.53
   11100.69
  1989/03/31      12680.11                    12330.28
   11148.69
  1989/04/30      13189.53                    12970.22
   11381.98
  1989/05/31      13621.43                    13495.52
   11681.08
  1989/06/30      13809.19                    13418.59
   12036.74
  1989/07/31      14436.37                    14630.29
   12292.61
  1989/08/31      14660.37                    14917.05
   12110.48
  1989/09/30      14683.25                    14855.89
   12172.46
  1989/10/31      14456.83                    14511.23
   12472.19
  1989/11/30      14751.18                    14807.26
   12591.06
  1989/12/31      14896.96                    15162.63
   12624.75
  1990/01/31      14176.34                    14145.22
   12474.73
  1990/02/28      14213.61                    14327.69
   12515.10
  1990/03/31      14412.56                    14707.38
   12524.32
  1990/04/30      14223.91                    14339.69
   12409.57
  1990/05/31      14752.12                    15737.81
   12777.00
  1990/06/30      14814.70                    15630.80
   12982.01
  1990/07/31      14776.52                    15580.78
   13161.59
  1990/08/31      13872.87                    14172.28
   12985.82
  1990/09/30      13552.67                    13482.09
   13093.26
  1990/10/31      13423.72                    13424.11
   13259.49
  1990/11/30      14029.79                    14291.31
   13544.91
  1990/12/31      14458.55                    14690.04
   13755.96
  1991/01/31      15205.05                    15330.52
   13926.01
  1991/02/28      16095.61                    16426.66
   14044.88
  1991/03/31      16504.43                    16824.18
   14141.50
  1991/04/30      16821.82                    16864.56
   14294.70
  1991/05/31      17522.73                    17593.11
   14378.30
  1991/06/30      17163.59                    16787.34
   14370.99
  1991/07/31      17897.65                    17569.63
   14570.28
  1991/08/31      18351.43                    17986.03
   14885.58
  1991/09/30      18486.54                    17685.67
   15187.21
  1991/10/31      19025.12                    17922.66
   15356.30
  1991/11/30      18580.79                    17200.37
   15497.11
  1991/12/31      19444.07                    19168.09
   15957.35
  1992/01/31      19571.99                    18811.57
   15740.26
  1992/02/29      19984.19                    19056.12
   15842.60
  1992/03/31      19913.24                    18684.52
   15753.29
  1992/04/30      20070.94                    19233.85
   15867.08
  1992/05/31      20472.36                    19328.10
   16166.49
  1992/06/30      20286.21                    19040.11
   16388.98
  1992/07/31      20878.62                    19818.85
   16723.35
  1992/08/31      20878.62                    19412.56
   16892.76
  1992/09/30      21051.34                    19641.63
   17093.00
  1992/10/31      20978.55                    19710.37
   16866.38
  1992/11/30      21109.58                    20382.50
   16870.19
  1992/12/31      21232.85                    20633.20
   17138.45
  1993/01/31      21633.47                    20806.52
   17467.10
  1993/02/28      22095.72                    21089.49
   17772.87
  1993/03/31      22929.67                    21534.48
   17846.93
  1993/04/30      23582.14                    21013.34
   17971.20
  1993/05/31      24032.66                    21576.50
   17994.09
  1993/06/30      23877.92                    21639.07
   18320.20
  1993/07/31      24128.45                    21552.52
   18423.81
  1993/08/31      25005.27                    22369.36
   18746.74
  1993/09/30      24771.49                    22197.11
   18798.23
  1993/10/31      25102.83                    22656.59
   18868.48
  1993/11/30      24771.49                    22441.36
   18707.97
  1993/12/31      25406.18                    22712.90
   18809.36
  1994/01/31      26112.36                    23485.14
   19063.31
  1994/02/28      25652.52                    22848.69
   18732.12
  1994/03/31      24628.02                    21852.49
   18270.29
  1994/04/30      24429.41                    22132.20
   18124.40
  1994/05/31      24528.72                    22495.17
   18121.86
  1994/06/30      24063.20                    21944.03
   18081.81
  1994/07/31      24528.51                    22663.80
   18440.98
  1994/08/31      24827.64                    23593.01
   18463.86
  1994/09/30      24661.73                    23014.99
   18192.10
  1994/10/31      24428.60                    23532.82
   18175.89
  1994/11/30      24095.56                    22675.76
   18135.53
  1994/12/31      24112.21                    23012.04
   18260.76
  1995/01/31      24045.05                    23608.74
   18622.15
  1995/02/28      24464.83                    24528.77
   19064.90
  1995/03/31      24871.31                    25252.62
   19181.87
  1995/04/30      25142.20                    25996.31
   19449.81
  1995/05/31      25633.19                    27035.38
   20202.47
  1995/06/30      25940.93                    27663.41
   20350.58
  1995/07/31      26333.46                    28580.73
   20305.13
  1995/08/31      26401.72                    28652.47
   20550.19
  1995/09/30      26656.80                    29861.60
   20750.11
  1995/10/31      26346.83                    29755.00
   21019.96
  1995/11/30      27087.30                    31061.24
   21334.94
  1995/12/31      27502.87                    31659.48
   21634.35
  1996/01/31      27747.97                    32737.17
   21778.02
  1996/02/29      27292.80                    33040.64
   21399.47
  1996/03/31      27083.98                    33358.82
   21250.72
  1996/04/30      27048.71                    33850.53
   21131.21
  1996/05/31      27189.78                    34723.54
   21088.30
  1996/06/30      27349.22                    34855.83
   21371.50
  1996/07/31      26780.18                    33315.90
   21429.98
  1996/08/31      26993.57                    34018.54
   21394.06
  1996/09/30      28044.79                    35933.10
   21766.89
  1996/10/31      28797.43                    36924.13
   22249.06
  1996/11/30      30338.55                    39715.23
   22630.16
  1996/12/31      29820.30                    38928.47
   22419.74
  1997/01/31      30839.80                    41360.72
   22488.40
  1997/02/28      31313.14                    41684.99
   22544.34
  1997/03/31      30230.21                    39972.15
   22294.51
  1997/04/30      31496.68                    42358.49
   22628.25
  1997/05/31      32763.16                    44937.28
   22842.16
  1997/06/30      34028.33                    46950.47
   23113.28
  1997/07/31      35875.68                    50686.31
   23736.57
  1997/08/31      34286.96                    47846.87
   23534.10
  1997/09/30      35692.08                    50467.44
   23881.19
  1997/10/31      34948.11                    48781.83
   24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971113 103304 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on October 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $34,948 - a 249.48% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 - a 142.28%
increase, respectively.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December
31, 1996. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee
(0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower.
Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%,
2% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS B                        20.39%   65.26%    259.26%

ADVISOR BALANCED - CLASS B                        15.39%   63.26%    259.26%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                     32.11%   147.49%   387.82%

LEHMAN BROTHERS AGGREGATE BOND INDEX              8.89%    43.65%    142.28%

BALANCED FUNDS AVERAGE                            19.51%   86.93%    231.34%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 343 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1    PAST 5    PAST 10
                                            YEAR      YEARS     YEARS

ADVISOR BALANCED - CLASS B                  20.39%    10.57%    13.64%

ADVISOR BALANCED - CLASS B                  15.39%    10.30%    13.64%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     32.11%    19.87%    17.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX        8.89%     7.51%     9.25%

BALANCED FUNDS AVERAGE                      19.51%    13.27%    12.66%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 103238 S00000000000001
             FA Balanced -CL B           S&P 500
LB Aggregate Bond
             00241                       SP001
LB001
  1987/10/31      10000.00                    10000.00
   10000.00
  1987/11/30       9819.92                     9176.00
   10080.10
  1987/12/31      10249.20                     9874.29
   10217.41
  1988/01/31      10850.83                    10290.00
   10576.57
  1988/02/29      11302.05                    10769.52
   10702.12
  1988/03/31      11334.28                    10436.74
   10601.68
  1988/04/30      11530.27                    10552.59
   10544.47
  1988/05/31      11573.82                    10644.39
   10473.59
  1988/06/30      12053.87                    11132.97
   10726.27
  1988/07/31      12009.75                    11090.67
   10670.01
  1988/08/31      11965.64                    10713.58
   10697.98
  1988/09/30      12187.20                    11169.98
   10940.18
  1988/10/31      12365.93                    11480.51
   11146.14
  1988/11/30      12243.06                    11316.34
   11010.74
  1988/12/31      12389.76                    11514.37
   11023.14
  1989/01/31      12877.19                    12357.22
   11181.74
  1989/02/28      12922.53                    12049.53
   11100.69
  1989/03/31      13140.01                    12330.28
   11148.69
  1989/04/30      13667.91                    12970.22
   11381.98
  1989/05/31      14115.47                    13495.52
   11681.08
  1989/06/30      14310.04                    13418.59
   12036.74
  1989/07/31      14959.97                    14630.29
   12292.61
  1989/08/31      15192.09                    14917.05
   12110.48
  1989/09/30      15215.80                    14855.89
   12172.46
  1989/10/31      14981.17                    14511.23
   12472.19
  1989/11/30      15286.19                    14807.26
   12591.06
  1989/12/31      15437.26                    15162.63
   12624.75
  1990/01/31      14690.51                    14145.22
   12474.73
  1990/02/28      14729.13                    14327.69
   12515.10
  1990/03/31      14935.29                    14707.38
   12524.32
  1990/04/30      14739.80                    14339.69
   12409.57
  1990/05/31      15287.17                    15737.81
   12777.00
  1990/06/30      15352.02                    15630.80
   12982.01
  1990/07/31      15312.45                    15580.78
   13161.59
  1990/08/31      14376.03                    14172.28
   12985.82
  1990/09/30      14044.22                    13482.09
   13093.26
  1990/10/31      13910.60                    13424.11
   13259.49
  1990/11/30      14538.64                    14291.31
   13544.91
  1990/12/31      14982.95                    14690.04
   13755.96
  1991/01/31      15756.53                    15330.52
   13926.01
  1991/02/28      16679.39                    16426.66
   14044.88
  1991/03/31      17103.03                    16824.18
   14141.50
  1991/04/30      17431.94                    16864.56
   14294.70
  1991/05/31      18158.27                    17593.11
   14378.30
  1991/06/30      17786.10                    16787.34
   14370.99
  1991/07/31      18546.79                    17569.63
   14570.28
  1991/08/31      19017.02                    17986.03
   14885.58
  1991/09/30      19157.04                    17685.67
   15187.21
  1991/10/31      19715.15                    17922.66
   15356.30
  1991/11/30      19254.71                    17200.37
   15497.11
  1991/12/31      20149.30                    19168.09
   15957.35
  1992/01/31      20281.86                    18811.57
   15740.26
  1992/02/29      20709.00                    19056.12
   15842.60
  1992/03/31      20635.48                    18684.52
   15753.29
  1992/04/30      20798.90                    19233.85
   15867.08
  1992/05/31      21214.88                    19328.10
   16166.49
  1992/06/30      21021.98                    19040.11
   16388.98
  1992/07/31      21635.87                    19818.85
   16723.35
  1992/08/31      21635.87                    19412.56
   16892.76
  1992/09/30      21814.87                    19641.63
   17093.00
  1992/10/31      21739.43                    19710.37
   16866.38
  1992/11/30      21875.21                    20382.50
   16870.19
  1992/12/31      22002.95                    20633.20
   17138.45
  1993/01/31      22418.10                    20806.52
   17467.10
  1993/02/28      22897.12                    21089.49
   17772.87
  1993/03/31      23761.32                    21534.48
   17846.93
  1993/04/30      24437.46                    21013.34
   17971.20
  1993/05/31      24904.31                    21576.50
   17994.09
  1993/06/30      24743.96                    21639.07
   18320.20
  1993/07/31      25003.57                    21552.52
   18423.81
  1993/08/31      25912.20                    22369.36
   18746.74
  1993/09/30      25669.94                    22197.11
   18798.23
  1993/10/31      26013.30                    22656.59
   18868.48
  1993/11/30      25669.94                    22441.36
   18707.97
  1993/12/31      26327.65                    22712.90
   18809.36
  1994/01/31      27059.44                    23485.14
   19063.31
  1994/02/28      26582.93                    22848.69
   18732.12
  1994/03/31      25521.27                    21852.49
   18270.29
  1994/04/30      25315.45                    22132.20
   18124.40
  1994/05/31      25418.36                    22495.17
   18121.86
  1994/06/30      24935.96                    21944.03
   18081.81
  1994/07/31      25418.15                    22663.80
   18440.98
  1994/08/31      25728.13                    23593.01
   18463.86
  1994/09/30      25556.20                    23014.99
   18192.10
  1994/10/31      25314.61                    23532.82
   18175.89
  1994/11/30      24969.49                    22675.76
   18135.53
  1994/12/31      24986.75                    23012.04
   18260.76
  1995/01/31      24917.15                    23608.74
   18622.15
  1995/02/28      25352.15                    24528.77
   19064.90
  1995/03/31      25773.38                    25252.62
   19181.87
  1995/04/30      26054.09                    25996.31
   19449.81
  1995/05/31      26562.89                    27035.38
   20202.47
  1995/06/30      26881.79                    27663.41
   20350.58
  1995/07/31      27288.56                    28580.73
   20305.13
  1995/08/31      27359.30                    28652.47
   20550.19
  1995/09/30      27623.62                    29861.60
   20750.11
  1995/10/31      27302.42                    29755.00
   21019.96
  1995/11/30      28069.74                    31061.24
   21334.94
  1995/12/31      28500.39                    31659.48
   21634.35
  1996/01/31      28754.37                    32737.17
   21778.02
  1996/02/29      28282.69                    33040.64
   21399.47
  1996/03/31      28066.30                    33358.82
   21250.72
  1996/04/30      28029.75                    33850.53
   21131.21
  1996/05/31      28175.93                    34723.54
   21088.30
  1996/06/30      28341.16                    34855.83
   21371.50
  1996/07/31      27751.49                    33315.90
   21429.98
  1996/08/31      27972.61                    34018.54
   21394.06
  1996/09/30      29061.96                    35933.10
   21766.89
  1996/10/31      29841.90                    36924.13
   22249.06
  1996/11/30      31438.92                    39715.23
   22630.16
  1996/12/31      30864.13                    38928.47
   22419.74
  1997/01/31      31920.61                    41360.72
   22488.40
  1997/02/28      32373.38                    41684.99
   22544.34
  1997/03/31      31252.47                    39972.15
   22294.51
  1997/04/30      32525.37                    42358.49
   22628.25
  1997/05/31      33817.27                    44937.28
   22842.16
  1997/06/30      35088.93                    46950.47
   23113.28
  1997/07/31      36979.95                    50686.31
   23736.57
  1997/08/31      35318.14                    47846.87
   23534.10
  1997/09/30      36713.34                    50467.44
   23881.19
  1997/10/31      35926.07                    48781.83
   24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971113 103250 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $35,926 - a 259.26% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $48,782 - a 387.82% increase and $24,228 -
a 142.28% increase, respectively.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
A favorable economic backdrop of
low inflation, moderate growth and
healthy corporate earnings
translated into positive results for
both stocks and bonds for the
12-month period that ended
October 31, 1997. The stock
market rallied through much of the
period, as prices in general reached
record levels. The Standard & Poor's
500 Index returned 32.11% during
the period. Large-cap,
household-name stocks led much of
this growth, and the Dow Jones
Industrial Average reached the
8,000-point mark for the first time
in its history. International market
volatility got into the act in October,
as currency problems erupted in
Southeast Asia. The Dow fell
550-plus points in one day, only to
reclaim 330-plus points the next.
Inflationary concern and economic
data played major roles in the
direction of the bond market. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable bond market - returned
8.89% during the period. Through
the first half of the year, bonds
suffered from the perception of an
accelerating economy and, in turn,
that inflation would make an
appearance. After a Federal Reserve
Board rate hike in March,
encouraging economic data and the
sense that no further rate increases
would be forthcoming sent bond
markets on a rally that lasted from
April through July. While some of
these gains evaporated in August, a
strong September and October
helped ease the pain. The bond
market attracted wary stock investors
in late October, due to the
aforementioned overseas
developments.
NOTE TO SHAREHOLDERS: The following is an interview with Bettina Doulton, who managed the fund during the period, with additional comments from John Avery, who will become manager of the fund effective January 1, 1998.
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the 12 months that ended October 31, 1997, the fund's Class A, Class T and Class B shares returned 20.99%, 21.36% and 20.39%, respectively. These returns topped that of the balanced funds average which, according to Lipper Analytical Services, returned 19.51% during that period. Given the fund's balanced asset allocation - namely its blend of equities and bonds - performance typically falls between its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. During the period, the S&P 500 and Lehman Brothers Aggregate Bond Index gained 32.11% and 8.89%, respectively.
Q. WHAT STRATEGIES HELPED THE FUND OUTPERFORM ITS LIPPER GROUP?
B.D. While I typically focus on individual stocks - rather than industry sectors - my analysis uncovered a number of attractive investments within the finance and pharmaceuticals industries. Emphasizing these stocks helped, since finance and drug stocks performed very well during the period. BankAmerica and Bristol-Myers Squibb, both top holdings, were particularly impressive performers. Relative to many other balanced funds, an underweighting in telephone and electric utility stocks also worked out well, as unfolding deregulation caused these groups to struggle. Performance also benefited from a moderately higher weighting in stocks, since stocks strongly outperformed bonds during the period.
Q. WERE THERE ANY DISAPPOINTING INVESTMENTS, OR AREAS WHERE THE FUND
LOST GROUND?
B.D. There were certainly a few smaller positions that didn't perform as I expected - largely because what I felt were promising business prospects didn't materialize. However, given the strength of the market, I'd characterize most of my disappointments as missed opportunities. In some cases, I sold stocks too early as they reached my price targets, only to watch them continue rising. In other situations, I simply missed out on stocks by not buying them fast enough. The fund's underexposure to technology stocks - the best-performing sector over the past year - also hurt. However, given the fund's income-oriented objective, it's difficult to justify a sizable weighting in technology stocks because they generally don't pay attractive dividends. The fund's position in General Signal was disappointing, as was R.R. Donnelley, which had a lackluster second-half performance.
Q. HOW DID THE BOND PORTION OF THE PORTFOLIO FARE?
B.D. The fund's bond positions performed well through much of the period, with significant emphasis being placed on short-term corporate bonds, particularly bonds issued by companies that wouldn't be too sensitive to economic swings. Shorter-term bonds - typically in the two-to-four-year range - offered yield advantages relative to Treasuries. In the summer of 1997, we saw some foreshadowing of the currency problems that eventually blew up in Southeast Asia in late October. While Asian corporate bonds struggled during that time, the fund itself had only very small positions that were adversely affected. The only types of bonds that did really well in October were Treasuries, as U.S. corporate bonds felt the ramifications from Asia's woes. With mortgage rates down toward the end of the period, the fund's underweighting in mortgage-backed bonds could prove prudent. Many mortgages are now "in the money," or are refinancable because of the lower rates. This type of climate increases prepayment risk - in which the bondholder prepays principal - and is generally a negative trend for mortgage-related bonds.
Q. TURNING TO YOU, JOHN, WHAT CHANGES DO YOU ENVISION MAKING TO THE FUND IN THE COMING MONTHS?
J.A. Very few. Bettina and I have very similar investment approaches and styles and I think the transition will be mostly seamless. I'm not going to come in on January 2 and turn the portfolio upside down. In fact, if shareholders look at the top holdings now and three months from now, there will most likely be a lot of similarities. I'd like to keep the allocation balance of the fund roughly the same: 60% in equities, 30% in high-grade bonds, 5% in high-yield bonds and the remainder in cash. I'll generally focus on mid- and large-cap issues, with an emphasis on companies with market capitalizations of $2 billion or more. In terms of the Southeast Asia debacle, I'll admit it's a concern. Historically, corrections of this magnitude have resulted in a shakeout, but I don't think the companies that have been affected will be able to assess the damage until next quarter. The future implications will certainly be something to keep an eye on.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.   2.7            2.4

CITICORP                        2.6            2.4

BANKAMERICA CORP.               2.3            2.1

GENERAL ELECTRIC CO.            2.2            2.1

BRISTOL-MYERS SQUIBB CO.        2.2            1.7

TOP FIVE BOND ISSUERS AS OF OCTOBER 31, 1997

(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE BOND ISSUERS
                                                          6 MONTHS AGO

U.S. TREASURY                              8.3            6.2

FEDERAL NATIONAL MORTGAGE ASSOCIATION      5.5            5.9

FEDERAL HOME LOAN MORTGAGE CORPORATION     0.7            1.3

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   0.7            1.1

WORLDCOM, INC.                             0.6            0.3


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            22.2           20.2

NONDURABLES                        8.6            8.8

ENERGY                             8.2            8.1

HEALTH                             7.9            8.1

INDUSTRIAL MACHINERY & EQUIPMENT   5.6            6.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997**
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 1.1
ROW: 1, COL: 3, VALUE: 2.1
ROW: 1, COL: 4, VALUE: 25.1
ROW: 1, COL: 5, VALUE: 59.0
STOCKS  62.4%
BONDS 34.9%
CONVERTIBLE
SECURITIES 0.8%
CERTIFICATES OF
DEPOSIT 0.0%
SHORT-TERM
INVESTMENTS 1.9%
FOREIGN
INVESTMENTS 11.2%
STOCKS  61.0%
BONDS 36.1%
CONVERTIBLE
SECURITIES 1.1%
CERTIFICATES OF
DEPOSIT 0.1%
SHORT-TERM
INVESTMENTS 1.7%
FOREIGN
INVESTMENTS 9.8%
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 1.8
ROW: 1, COL: 4, VALUE: 34.9
ROW: 1, COL: 5, VALUE: 60.4
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 59.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.2%
AEROSPACE & DEFENSE - 3.2%
AlliedSignal, Inc.   965,200 $ 34,747
Boeing Co.  12,398  594
Lockheed Martin Corp.   279,800  26,598
Sundstrand Corp.   179,000  9,733
Textron, Inc.   62,100  3,590
United Technologies Corp.   246,400  17,248
  92,510
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   396,600  21,516
SHIP BUILDING & REPAIR - 0.3%
General Dynamics Corp.   120,500  9,783
TOTAL AEROSPACE & DEFENSE   123,809
BASIC INDUSTRIES - 2.1%
CHEMICALS & PLASTICS - 1.3%
Air Products & Chemicals, Inc.   207,300  15,755
Goodrich (B.F.) Co.   149,000  6,640
Monsanto Co.   138,000  5,900
Nalco Chemical Co.   77,600  3,104
Praxair, Inc.   160,700  7,000
  38,399
PAPER & FOREST PRODUCTS - 0.8%
Chesapeake Corp.   1,700  54
Fort James Corp.   151,250  6,003
Kimberly-Clark Corp.   327,600  17,015
  23,072
TOTAL BASIC INDUSTRIES   61,471
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.3%
Masco Corp.   173,700  7,621
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Johnson Controls, Inc.   105,500 $ 4,734
CONSUMER DURABLES - 1.1%
Minnesota Mining & Manufacturing Co.   355,000  32,483
TEXTILES & APPAREL - 0.0%
Fieldcrest Cannon, Inc. (a)  14,600  488
TOTAL DURABLES   37,705
ENERGY - 7.7%
ENERGY SERVICES - 0.4%
Halliburton Co.   130,000  7,751
Schlumberger Ltd.   58,200  5,093
  12,844
OIL & GAS - 7.3%
Amoco Corp.   250,700  22,986
British Petroleum PLC:
 Ord.   3,490,485  51,171
 ADR  66,077  5,798
Chevron Corp.   125,900  10,442
Exxon Corp.   128,600  7,901
Mobil Corp.   237,200  17,271
Royal Dutch Petroleum Co.:
 Ord.   117,600  6,210
 NY shares  787,600  41,447
Texaco, Inc.   437,200  24,893
Total SA Class B  49,500  5,484
Total SA sponsored ADR  53,800  2,986
USX-Marathon Group   476,300  17,028
  213,617
TOTAL ENERGY   226,461
FINANCE - 15.4%
BANKS - 8.2%
Banc One Corp.   132,000  6,881
Bank of New York Co., Inc.   177,200  8,339
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
BankAmerica Corp.   943,800 $ 67,482
Chase Manhattan Corp.   222,000  25,613
Citicorp  617,800  77,264
National City Corp.   10  1
NationsBank Corp.   693,600  41,529
U.S. Bancorp   27,400  2,786
Wells Fargo & Co.   34,200  9,965
  239,860
CREDIT & OTHER FINANCE - 2.4%
American Express Co.   644,800  50,294
Beneficial Corp.   100,200  7,684
First Chicago NBD Corp.   75,000  5,456
Household International, Inc.   42,300  4,790
Transamerica Corp.   12,400  1,252
  69,476
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  1,128,900  42,757
Federal National Mortgage Association  606,300  29,368
  72,125
INSURANCE - 2.0%
Allstate Corp.   329,100  27,295
Hartford Financial Services Group, Inc.   198,700  16,095
Progressive Corp.  1,100  114
St. Paul Companies, Inc. (The)  84,800  6,779
Travelers Group, Inc. (The)  103,333  7,233
  57,516
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.   160,000  10,950
TOTAL FINANCE   449,927
HEALTH - 7.8%
DRUGS & PHARMACEUTICALS - 7.2%
American Home Products Corp.   676,100  50,116
Bristol-Myers Squibb Co.   732,740  64,298
Merck & Co., Inc.   250,200  22,330
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Novartis AG (Reg.)  3,400 $ 5,332
Schering-Plough Corp.   494,900  27,745
SmithKline Beecham PLC ADR  867,500  41,315
  211,136
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Baxter International, Inc.   349,100  16,146
TOTAL HEALTH   227,282
HOLDING COMPANIES - 0.0%
CINergy Corp.   36,500  1,204
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 2.6%
Emerson Electric Co.   91,500  4,798
General Electric Co.   1,011,100  65,279
Grainger (W.W.), Inc.   25,200  2,203
Honeywell, Inc.   54,900  3,737
  76,017
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Cooper Industries, Inc.   351,129  18,303
Tyco International Ltd.   750,678  28,338
  46,641
POLLUTION CONTROL - 0.8%
Browning-Ferris Industries, Inc.   644,600  20,950
Waste Management, Inc.   179,700  4,200
  25,150
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   147,808
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.1%
Benedek Communications Corp. warrants 7/1/00 (a)  10,500  21
CS Wireless Systems, Inc. (a)(f)  381  -
Time Warner, Inc.   59,500  3,432
  3,453
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.3%
Cedar Fair LP depositary unit  150,000 $ 7,341
PUBLISHING - 0.3%
McGraw-Hill, Inc.   145,100  9,486
TOTAL MEDIA & LEISURE   20,280
NONDURABLES - 7.6%
FOODS - 1.4%
Flowers Industries, Inc.   98,000  1,862
General Mills, Inc.   30,000  1,980
Heinz (H.J.) Co.   330,300  15,338
Nabisco Holdings Corp. Class A  219,200  9,015
Sara Lee Corp.   228,000  11,657
  39,852
HOUSEHOLD PRODUCTS - 2.7%
Procter & Gamble Co.   287,600  19,557
Renaissance Cosmetics, Inc. warrants 8/31/06 (a)(f)  2,250  -
Unilever PLC Ord.   1,932,800  14,361
Unilever NV:
 Ord.   120,000  6,367
 ADR  755,600  40,330
  80,615
TOBACCO - 3.5%
Philip Morris Companies, Inc.   1,989,000  78,814
RJR Nabisco Holdings Corp.   719,200  22,790
  101,604
TOTAL NONDURABLES   222,071
RETAIL & WHOLESALE - 1.4%
DRUG STORES - 0.5%
CVS Corp.   73,900  4,531
Rite Aid Corp.   161,900  9,613
  14,144
GENERAL MERCHANDISE STORES - 0.7%
Wal-Mart Stores, Inc.   603,000  21,180
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.2%
American Stores Co.   258,000 $ 6,627
TOTAL RETAIL & WHOLESALE   41,951
SERVICES - 0.8%
LEASING & RENTAL - 0.1%
Ryder Systems, Inc.   87,700  3,069
PRINTING - 0.7%
Deluxe Corp.  150,600  4,932
Donnelley (R.R.) & Sons Co.   481,400  15,706
  20,638
SERVICES - 0.0%
Orion Network Systems, Inc. warrants 1/15/07 (a)  1,445  19
Orion Network Systems, Inc. warrants 1/15/07 (a)  6,760  74
  93
TOTAL SERVICES   23,800
TECHNOLOGY - 3.1%
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Exide Electronics Group, Inc. (a)  2,317  67
International Business Machines Corp.   31,800  3,118
Pitney Bowes, Inc.   613,200  48,634
Xerox Corp.   201,300  15,966
  67,785
ELECTRONICS - 0.7%
AMP, Inc.   59,100  2,660
Thomas & Betts Corp.   335,400  16,686
  19,346
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   72,000  4,311
TOTAL TECHNOLOGY   91,442
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
Burlington Northern Santa Fe Corp.   23,500 $ 2,232
CSX Corp.   21,900  1,198
Union Pacific Corp.   30,000  1,838
  5,268
UTILITIES - 1.8%
CELLULAR - 0.0%
McCaw International Ltd. warrants 4/15/07 (a)(f) 5,760 14 Microcell Telecommunications, Inc. (a):
 warrants 6/1/06  21,520  409
 conditional warrants 6/1/06  21,520  -
  423
ELECTRIC UTILITY - 0.4%
Allegheny Energy, Inc.   37,000  1,045
CMS Energy Corp.   222,100  8,107
Edison International  90,000  2,306
  11,458
GAS - 0.1%
Consolidated Natural Gas Co.   48,800  2,638
TELEPHONE SERVICES - 1.3%
AT&T Corp.   177,600  8,691
ALLTEL Corp.   46,900  1,659
Ameritech Corp.   118,600  7,709
BCE, Inc.   267,600  7,457
Frontier Corp.   14,300  309
GTE Corp.   243,900  10,351
Hyperion Telecommunications, Inc.
warrants 4/15/01 (a)(f)  3,790  284
RSL Communications Ltd. /RSL Communications PLC
warrants 11/15/06 (a)  990  91
Sprint Corp.   30,000  1,560
  38,111
TOTAL UTILITIES   52,630
TOTAL COMMON STOCKS
(Cost $1,320,472)   1,740,730
PREFERRED STOCKS - 2.2%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.6%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  74,000 $ 2,091
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd $3.00 Series C (f) 85,000 5,153 MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  6,100  744
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (f)  85,000  5,472
TOTAL MEDIA & LEISURE   6,216
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  3,900
TOTAL CONVERTIBLE PREFERRED STOCKS   17,360
NONCONVERTIBLE PREFERRED STOCKS - 1.6%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
American Annuity Group Capital Trust II 8 3/4%  1,000  1,060
SIG Capital Trust I 9 1/2%, (f)  80  81
  1,141
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital Corp. 9 1/8%  61,560  1,631
TOTAL FINANCE   2,772
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Echostar Communications Corp. 12 1/8%, pay-in-kind 233 $ 238 MEDIA & LEISURE - 0.8%
BROADCASTING - 0.7%
Adelphia Communications Corp. 13% (f)  5,170  589
American Radio Systems Corp. 11 3/8%, pay-in-kind 24,712 2,839 Cablevision System Corp.:
 11 1/8%, depositary shares pay-in-kind  32,526  3,578
 Series H, $11.75 pay-in-kind  7,125  805
CapStar Broadcasting Partners, Inc. 12%, pay-in-kind  1,500  165
Chancellor Media Corp. 12%, pay-in-kind (f)   6,621  761
Citadel Brodcasting Co. 13 1/4%, pay-in-kind (f) 10,350 1,139 Granite Broadcasting Corp. 12 3/4%, pay-in-kind 788 827
SFX Broadcasting, Inc. 12 5/8%  408  47
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  8,888  10,266
  21,016
PUBLISHING - 0.1%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  3,480  368
 Series D, $10  28,400  2,911
  3,279
TOTAL MEDIA & LEISURE   24,295
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Renaissance Cosmetics, Inc. 14%, pay-in-kind  2,674  1,791
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.2%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind  5,048  5,856
UTILITIES - 0.4%
CELLULAR - 0.1%
Nextel Communications Corp. 13%, pay-in-kind (f) 2,749 3,010 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.3%
American Communications Services, Inc.
12 3/4%, pay-in-kind (f)  521 $ 490
Hyperion Telecommunications, Inc.
12 7/8%, pay-in-kind (f)  1,209  1,173
ICG Holdings, Inc. 14 1/4%, pay-in-kind  491  562
IXC Communications, Inc. 12 1/2%, pay-in-kind (f)  495  551
NEXTLINK Communications, Inc. 14%, pay-in-kind   93,857  5,537
  8,313
TOTAL UTILITIES   11,323
TOTAL NONCONVERTIBLE PREFERRED STOCKS   46,275
TOTAL PREFERRED STOCKS
(Cost $56,096)   63,635
CORPORATE BONDS - 18.8%
 MOODY'S RATINGS (C) PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - 0.5%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  Baa2 $ 4,340  3,581
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Time Warner, Inc. liquid yield option notes
0%, 6/22/13  Ba1  11,500  5,520
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Baa3  2,460  3,370
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Unisys Corp. 8 1/4%, 3/15/06  B3  800  1,588
TOTAL CONVERTIBLE BONDS   14,059
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 18.3%
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.7%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 2,217 $ 2,417
Argo-Tech Corp. 8 5/8%, 10/1/07 (f)  B3  440  440
Fairchild Corp. 12%, 10/15/01  Caa1  210  211
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  16,169
  19,237
DEFENSE ELECTRONICS - 0.3%
Raytheon Co. 6.45%, 8/15/04  Baa1  8,000  8,057
Tracor, Inc. 8 1/2%, 3/1/07   B1  710  710
  8,767
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06  Ba2  70  73
 9 1/4%, 12/1/06  B1  450  468
  541
TOTAL AEROSPACE & DEFENSE   28,545
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 0.3%
Atlantis Group, Inc. 11%, 2/15/03  B2  740  751
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  1,960  2,185
Huntsman Corp. 9 1/2%, 7/1/07 (f)  B2  1,880  1,962
Sovereign Specialty Chemicals, Inc.
9 1/2%, 8/1/07 (f)  B3  40  41
Sterling Chemicals Holdings, Inc.:
 11 3/4%, 8/15/06  B3  2,020  2,237
 11 1/4%, 4/1/07  B3  910  994
  8,170
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  610  680
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa1  1,630  1,565
WCI Steel, Inc. 10%, 12/1/04  B2  720  756
  3,001
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2 $ 1,060 $ 1,132
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa1  5,000  5,004
Huntsman Packaging Corp.
9 1/8%, 10/1/07 (f)  B2  70  72
  5,076
PAPER & FOREST PRODUCTS - 0.5%
APP Finance II Mauritius Ltd. 12%, 3/15/04 B3 2,265 2,106 American Pad & Paper Co., Inc.
13%, 11/15/05  B3  820  953
Doman Industries Ltd. yankee
8 3/4%, 3/15/04  B1  2,320  2,262
Florida Coast Paper Co./LLC Florida Coast
Paper Finance Corp., Series B,
12 3/4%, 6/1/03  Caa1  320  342
Koppers Industries, Inc. 8 1/2%, 2/1/04  B1  410  429
Mail-Well Corp. 10 1/2%, 2/15/04  B  190  198
Paperboard Industries International, Inc.
8 3/8%, 9/15/07 (f)  Ba3  40  40
Repap New Brunswick, Inc. yankee
9 7/8%, 7/15/00  B2  1,230  1,255
Riverwood International Corp.
10 5/8%, 8/1/07 (f)  B3  505  521
SD Warren Co., Series B, 12%, 12/15/04  B1  900  1,008
Stone Container Corp.:
 12 5/8%, 7/15/98  B2  1,870  1,949
 11 7/8%, 12/1/98  B2  630  658
 10 3/4%, 10/1/02  B1  1,600  1,712
 11 7/8%, 8/1/16  B2  1,180  1,289
Tembec Finance Corp. yankee
9 7/8%, 9/30/05  B1  480  503
  15,225
TOTAL BASIC INDUSTRIES   32,604
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Insilco Corp. 10 1/4%, 8/15/07 (f)  B3 $ 290 $ 303
REAL ESTATE - 0.0%
Iron Mountain, Inc. 8 3/4%, 9/30/09 (f)  B3  425  428
TOTAL CONSTRUCTION & REAL ESTATE   731
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  310  326
HOME FURNISHINGS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  670  737
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,664
Knoll, Inc. 10 7/8%, 3/15/06  B1  618  680
  3,081
TEXTILES & APPAREL - 0.3%
Dan River, Inc. 10 1/8%, 12/15/03  B3  520  551
Levi Strauss & Co. 6.80%, 11/1/03 (f)  Baa2  5,560  5,672
Nine West Group, Inc. (f):
 8 3/8%, 8/15/05   Ba2  800  794
 9%, 8/15/07   Ba3  810  808
Polymer Group, Inc. 9%, 7/1/07  B2  760  752
Synthetic Industries, Inc. 9 1/4%, 2/15/07  B2  990  1,022
  9,599
TOTAL DURABLES   13,006
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  390  400
McDermott International, Inc.
9 3/8%, 3/15/02  Ba3  1,200  1,291
  1,691
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.4%
Belden & Blake Corp. 9 7/8%, 6/15/07 (f)  B3 $ 1,060 $ 1,081
Chesapeake Energy Corp.:
 7 7/8%, 3/15/04  Ba3  100  98
 9 1/8%, 4/15/06  Ba3  250  258
 8 1/2%, 3/15/12  Ba2  70  69
Clark R&M Holdings, Inc. 0%, 2/15/00  B2  1,000  770
Cross Timbers Oil Co.:
 9 1/4%, 4/1/07  B2  1,380  1,411
 8 3/4%, 11/1/09 (f)  B2  210  209
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  1,410  1,498
Occidental Petroleum Corp.:
 6.39%, 11/9/00  Baa3  1,000  1,004
 8 1/2%, 11/9/01  Baa2  1,180  1,272
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3  1,130  1,158
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  1,730  1,845
Plains Resources, Inc., Series B,
10 1/4%, 3/15/06  B2  400  425
Southwest Royalties, Inc.
10 1/2%, 10/15/04 (f)  B3  240  238
  11,336
TOTAL ENERGY   13,027
FINANCE - 6.7%
ASSET-BACKED SECURITIES - 1.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  1,570  1,782
Capital Equipment Receivables Trust
6.11%, 7/15/99  Aaa  14,150  14,201
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02  Aaa  5,193  5,231
 6.76%, 9/15/02  A3  1,298  1,308
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02  Aaa  1,694  1,705
 5.90%, 7/15/03  Aaa  4,708  4,707
Ford Credit Auto Owner Trust
6.40%, 5/15/02  A2  2,710  2,718
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Ford Credit Grantor Trust
5.90%, 10/15/00  Aaa $ 781 $ 782
Green Tree Financial Corp.
6.10%, 4/15/27  Aaa  1,755  1,756
MBNA Master Credit Card Trust II
7 1/4%, 9/15/02  Aaa  9,000  9,147
Sears Credit Account Master Trust II
6 1/2%, 10/15/03  Aaa  6,280  6,329
  49,666
BANKS - 2.3%
ABN Amro Bank NV
6 5/8%, 10/31/01  Aa3  5,000  5,093
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (f)  A1  10,000  10,178
BanPonce Financial Corp.:
 6.88%, 6/16/00  A3  2,500  2,546
 6.69%, 9/21/00  A3  2,250  2,283
 6 3/4%, 8/9/01  A3  3,850  3,920
BanPonce Corp. 5 3/4%, 3/1/99  A3  880  875
Capital One Bank:
 6.74%, 5/31/99  Baa3  2,630  2,658
 6.42%, 11/12/99  Baa3  5,000  5,017
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,777
First Chicago Institutional Capital B
7 3/4%, 12/1/26 (f)  A1  6,000  6,133
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  720  728
First USA Bank 6 1/2%, 12/23/99   Aa2  4,700  4,740
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  810
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,416
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,250  1,363
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  400  404
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,725
  67,666
CREDIT & OTHER FINANCE - 2.0%
AT&T Capital Corp.:
 6.65%, 4/30/99  Baa3  6,560  6,626
 6.41%, 8/13/99  Baa3  1,000  1,006
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ahmanson Capital Trust I
8.36%, 12/1/26 (f)  Baa3 $ 2,700 $ 2,880
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  10,000  10,056
BankBoston Capital Trust II
7 3/4%, 12/15/26  Baa1  8,000  8,200
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,485
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  4,750  4,771
Cityscape Financial Corp. 12 3/4%, 6/1/04  B2  970  660
Delta Financial Corp. 9 1/2%, 8/1/04  B1  210  208
First Security Capital I 8.41%, 12/15/26  A3  1,280  1,390
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (f)  -  540  608
General Electric Capital Corp.
6.94%, 4/13/09 (e)  Aaa  4,700  4,765
Imperial Credit Capital Trust I
10 1/4%, 6/14/02 (f)  B2  510  500
Imperial Credit Industries, Inc.
9 7/8%, 1/15/07  B2  1,130  1,119
Indah Kiat Finance Mauritius Ltd.
10%, 7/1/07 (f)  Ba3  490  443
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,341
Nordstrom Credit, Inc. 7 1/4%, 4/30/02  A2  3,100  3,230
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  485  517
PTC International Finance BV
0%, 7/1/07 (d)(f)  B3  240  155
Pindo Deli Finance Mauritius Ltd.
10 1/4%, 10/1/02 (f)  Ba3  330  310
Tjiwi Kimia Mauritius Ltd.
10%, 8/1/04 (f)  Ba3  940  837
  59,107
INSURANCE - 0.5%
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  13,750  13,743
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc.
10 5/8%, 10/1/03  Ba3  1,360  1,496
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  3,940  4,462
  5,958
TOTAL FINANCE   196,140
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (f)  B3 $ 160 $ 165
Wright Medical Technology, Inc.
11 3/4%, 7/1/00 (f)(g)   Caa3  1,191  1,191
  1,356
MEDICAL FACILITIES MANAGEMENT - 0.1%
Integrated Health Services, Inc. (f):
 9 1/2%, 9/15/07   B2  300  303
 9 1/4%, 1/15/08   B2  1,200  1,197
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1  620  626
 8 5/8%, 1/15/07  Ba3  170  173
Vencor, Inc. 8 5/8%, 7/15/07 (f)  B1  215  209
  2,508
TOTAL HEALTH   3,864
HOLDING COMPANIES - 0.2%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  970  1,038
Norfolk Southern Corp. 7.05%, 5/1/37  Baa1  5,800  6,032
  7,070
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
Amphenol Corp. 9 7/8%, 5/15/07  B2  130  134
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  3,829  3,417
Motors & Gears, Inc. 10 3/4%, 11/15/06  B3  1,820  1,929
  5,480
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Calmar, Inc. 11 1/2%, 8/15/05  B3  100  106
Continental Global Group, Inc. 11%, 4/1/07  B2  550  580
Goss Graphic System, Inc. 12%, 10/15/06  B2  1,210  1,349
  2,035
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.0%
Allied Waste North America
10 1/4%, 12/1/06  B3 $ 350 $ 378
Envirosource, Inc. 9 3/4%, 6/15/03  B3  270  268
  646
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,161
MEDIA & LEISURE - 2.4%
BROADCASTING - 1.4%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (d)(f)  B3  820  605
Adelphia Communications Corp.:
 9 1/2%, 2/15/04  B3  670  655
 9 7/8%, 3/1/07  B3  650  663
CapStar Broadcasting Partners, Inc.:
 9 1/4%, 7/1/07  B2  1,110  1,121
 0%, 2/1/09 (d)  B3  1,670  1,169
Chancellor Media Corp.
8 3/4%, 6/15/07 (f)  B3  620  622
Continental Cablevision, Inc. 9%, 9/1/08  Baa3  1,700  1,937
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  1,386  402
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa1  100  80
Falcon Holdings Group LP
11%, 9/15/03 pay-in-kind  -  2,387  2,434
Fox Kids Worldwide, Inc. 0%, 11/1/07 (d)(f)  B1  1,720  968
Frontiervision Holdings LP/Frontiervision Holdings
Capital Corp. 0%, 9/15/07 (d)(f)  Caa1  146  100
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05  B3  140  144
 9 3/8%, 12/1/05  B3  380  377
Intermedia Capital Partners IV L P / Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06 B2 60 66 International Cabletel, Inc 0%, 2/1/06 (d) B3 1,000 735
Olympus Communications LP/ Olympus
Capital Corp 10 5/8%, 11/15/06  B1  1,660  1,793
Panamsat Corp. 12 3/4%, 4/15/05 pay-in-kind BBB+ 444 531 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3 $ 820 $ 888
TCI Communications, Inc.:
 7 1/4%, 6/15/99  Ba1  1,000  1,013
 6.82%, 9/15/10 (g)  Ba1  4,000  4,019
TeleTrac, Inc. 14%, 8/1/07 unit (f)   Caa2  920  929
Telewest PLC 0%, 10/1/07 (d)  B1  770  572
Time Warner, Inc.:
 7 3/4%, 6/15/05  Ba1  8,000  8,389
 6.85%, 1/15/26  Ba1  7,120  7,275
UIH Australia/Pacific, Inc. (d):
 Series B, 0%, 5/15/06  B2  4,330  3,009
 0%, 5/15/06 (f)  B2  100  70
United International Holdings, Inc.
 0%, 11/15/99  B3  450  369
  40,935
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  1,370  1,390
AMF Group, Inc., Series B:
  0%, 3/15/06 (d)  B2  360  271
  10 7/8%, 3/15/06  B2  755  815
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  890  917
Regal Cinemas, Inc. 8 1/2%, 10/1/07 (f)  B1  60  60
Viacom, Inc. 8%, 7/7/06  B1  2,360  2,313
  5,766
LEISURE DURABLES & TOYS - 0.0%
ICON Fitness Corp. 0%, 11/15/06 (d)  Caa3  270  154
LODGING & GAMING - 0.4%
American Skiing Co. 12%, 7/15/06  B3  830  925
HMC Acquisition Properties, Inc.
9%, 12/15/07  Ba3  2,810  2,880
HMH Properties, Inc.:
 9 1/2%, 5/15/05  Ba3  1,460  1,529
 8 7/8%, 7/15/07  Ba3  1,210  1,237
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  1,330  1,443
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  280  295
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Station Casinos, Inc. 9 3/4%, 4/15/07  B2 $ 320 $ 322
Sun International Hotels Ltd. /Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  1,780  1,825
  10,456
PUBLISHING - 0.1%
Big Flower Press Holdings, Inc.:
 8 7/8%, 7/1/07  B2  1,860  1,869
 8 7/8%, 7/1/07 (f)  B2  310  311
ITT Publimedia BV 9 3/8%, 9/15/07 (f)  B3  1,040  1,082
  3,262
RESTAURANTS - 0.3%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  1,000  1,045
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,607
SC International Services, Inc.
9 1/4%, 9/1/07 (f)  B2  800  816
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,945
  9,413
TOTAL MEDIA & LEISURE   69,986
NONDURABLES - 0.9%
FOODS - 0.3%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  3,600  3,830
International Home Foods, Inc.
10 3/8%, 11/1/06  B2  710  753
Nabisco, Inc. 8%, 1/15/00  Baa2  3,153  3,265
  7,848
HOUSEHOLD PRODUCTS - 0.2%
Renaissance Cosmetic, Inc. 11 3/4%, 2/15/04  B3  1,470  1,441
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  5,425  5,723
  7,164
TOBACCO - 0.4%
North Atlantic Trading, Inc. 11%, 6/15/04 (f)  B3  320  326
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  10,275
  10,601
TOTAL NONDURABLES   25,613
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 1.1%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 240 $ 256
Specialty Retailers, Inc.:
 8 1/2%, 7/15/05  Ba3  530  541
 9%, 7/15/07   B2  820  832
  1,629
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01  Baa1  1,400  1,430
 6.40%, 2/15/03  Baa1  425  426
Federated Department Stores, Inc.:
 8 1/2%, 6/15/03  Baa2  3,000  3,280
 6.79%, 7/15/27  Baa2  7,000  7,152
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  3,250  3,305
  15,593
GROCERY STORES - 0.4%
American Stores Co. 7 1/2%, 5/1/37  Baa2  4,850  5,278
Brunos, Inc. 10 1/2%, 8/1/05  Caa2  160  83
Di Giorgio Corp. 10%, 6/15/07  B3  820  802
Fleming Companies, Inc.
10 1/2%, 12/1/04 (f)  B3  550  572
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  214  246
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa1  1,280  1,261
 9 5/8%, 5/1/03  B3  950  895
Penn Traffic Co.:
 10 1/4%, 2/15/02  B3  720  648
 8 5/8%, 12/15/03  B3  430  363
 10 3/8%, 10/1/04  B3  420  378
 11 1/2%, 4/15/06  B3  350  329
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03  B3  1,320  1,287
 9 1/2%, 8/1/03  B3  30  29
  12,171
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Central Tractor Farm & Country, Inc.
10 5/8%, 4/1/07  B2 $ 270 $ 279
Corporate Express, Inc., Series B,
9 1/8%, 3/15/04  B2  120  122
J Crew Operating Corp. (f):
 10 3/8%, 10/15/07   B3  510  505
 0%, 10/15/08 (d)  Caa2  680  374
  1,280
TOTAL RETAIL & WHOLESALE   30,673
SERVICES - 0.3%
LEASING & RENTAL - 0.0%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B2  1,150  1,167
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa1  1,800  1,818
SERVICES - 0.2%
Orion Network Systems, Inc.:
 0%, 1/15/07 (d)  B2  6,760  4,918
 11 1/4%, 1/15/07  B2  1,445  1,622
Outsourcing Solutions, Inc. 11%, 11/1/06  B3  420  464
  7,004
TOTAL SERVICES   9,989
TECHNOLOGY - 0.9%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
0%, 7/15/07 (d)  B2  2,110  1,382
Jordan Telecommunication Products, Inc. (f):
 0%, 8/1/07 (d)  B3  1,090  850
 9 7/8%, 8/1/07   B3  460  465
  2,697
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.0%
DecisionOne Corp. 9 3/4%, 8/1/07  B3 $ 170 $ 174
DecisionOne Holdings Corp.
0%, 8/1/08 unit (d)  Caa1  150  95
  269
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Comdisco, Inc.:
 6.35%, 8/7/98  Baa1  2,500  2,507
 6.70%, 8/6/99  Baa1  3,000  3,037
 5 3/4%, 2/15/01  Baa1  6,000  5,914
 6 3/8%, 11/30/01  Baa1  4,500  4,521
Dictaphone Corp. 11 3/4%, 8/1/05  Caa3  370  326
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  140  165
  16,470
ELECTRONIC INSTRUMENTS - 0.0%
Wavetek Corp. 10 1/8%, 6/15/07  B3  180  185
ELECTRONICS - 0.2%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  5,370  5,482
Viasystems, Inc. 9 3/4%, 6/1/07 (f)  B3  490  501
  5,983
TOTAL TECHNOLOGY   25,604
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.1%
Atlas Air, Inc. pass through trust
12 1/4%, 12/1/02  Ba3  860  959
Delta Air Lines, Inc. equipment trust certificate
8.54%, 1/2/07  Baa1  765  835
  1,794
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2  4,360  4,644
TRUCKING & FREIGHT - 0.0%
Allied Holdings, Inc. 8 5/8%, 10/1/07 (f)  B1  80  82
TOTAL TRANSPORTATION   6,520
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.2%
CELLULAR - 0.8%
Dial Call Communications, Inc.
0%, 4/15/04 (d)  B3 $ 690 $ 642
McCaw International Ltd.
0%, 4/15/07 (d)  CCC  5,760  3,341
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  3,220  2,157
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  8,980  6,735
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  730  602
Pagemart, Inc. 0%, 11/1/03 (d)  -  2,850  2,594
Rogers Communications, Inc. 8 7/8%, 7/15/07 B2 180 178 Telesystem International Wireless, Inc. (f):
 0%, 6/30/07 (d)  Caa1  1,070  642
 10 1/2%, 11/1/07   Caa1  80  42
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,970  7,057
USA Mobile Communications, Inc. II:
 9 1/2%, 2/1/04  B2  390  382
 14%, 11/1/04  B2  180  200
  24,572
ELECTRIC UTILITY - 0.3%
AES Corp. 8 3/8%, 8/15/07  Ba1  500  488
CMS Energy Corp. 8 1/8%, 5/15/02  Ba3  230  233
DR Investment UK PLC yankee
7.10%, 5/15/02 (f)  Baa1  5,000  5,165
Virginia Electric & Power Co. 6.35%, 6/8/98  A3  3,000  3,007
  8,893
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa1  6,000  6,089
TELEPHONE SERVICES - 0.9%
GST USA, Inc. 0%, 12/15/05 (d)  -  1,000  720
Hyperion Telecommunications, Inc.:
Series B, 0%, 4/15/03 (d)  -  3,380  2,298
 12 1/4%, 9/1/04 (f)  -  1,075  1,140
McLeodUSA, Inc. 0%, 3/1/07 (d)  B3  820  567
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  240  242
RCN Corp. 0%, 10/15/07 (d)(f)   B3  1,320  766
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
RSL Communications Ltd. /RSL
Communications PLC 12 1/4%, 11/15/06  Caa1 $ 1,110 $ 1,204
Winstar Communications, Inc.
0%, 10/15/05 (d)  Caa1  2,050  1,456
Winstar Equipment 12 1/2%, 3/15/04  B3  220  229
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  1,228  1,308
 8 7/8%, 1/15/06  Ba1  5,667  6,181
 7 3/4%, 4/1/07  Ba1  9,000  9,439
  25,550
TOTAL UTILITIES   65,104
TOTAL NONCONVERTIBLE BONDS   536,637
TOTAL CORPORATE BONDS
(Cost $536,238)   550,696
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 10.2%
U.S. TREASURY OBLIGATIONS - 8.3%
5 7/8%, 10/31/98  Aaa  4,170  4,181
6 5/8%, 6/30/01  Aaa  38,530  39,620
6 5/8%, 3/31/02  Aaa  40,100  41,397
10 3/4%, 5/15/03  Aaa  402  495
12 3/8%, 5/15/04  Aaa  1,315  1,775
7%, 7/15/06  Aaa  92,825  99,598
12 3/4%, 11/15/10 (callable)  Aaa  30,500  43,510
13 7/8%, 5/15/11 (callable)  Aaa  1,410  2,144
7 1/4%, 2/15/23  Aaa  10,153  11,300
TOTAL U.S. TREASURY OBLIGATIONS   244,020
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa $ 1,720 $ 1,809
Federal Home Loan Bank:
 7.36%, 7/1/04  Aaa  1,590  1,701
 7.38%, 8/5/04  Aaa  3,790  4,066
 7.56%, 9/1/04  Aaa  5,530  5,989
 7.70%, 9/20/04  Aaa  1,170  1,273
Federal National Mortgage Association:
 8 5/8%, 6/30/04  Aaa  4,000  4,536
 6.72%, 8/1/05  Aaa  3,980  4,105
Financing Corp. stripped principal 0%, 6/6/02 Aaa 5,230 3,994 Government Trust Certificates (assets of Trust guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  142  151
  Class 2-E, 9.40%, 5/15/02  Aaa  1,975  2,095
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  Aaa  397  386
  Series 1993-D, 5.23%, 5/15/05  Aaa  712  693
  Series 1994-A, 7.12%, 4/15/06  Aaa  655  682
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7 1/2%, 1/26/06  Aaa  543  574
Overseas Private Investment Corp. (U.S.
Government guaranteed participation
certificate):
  Series 1994-195, 6.08%, 8/15/04 (callable)  Aaa  1,840  1,840
  Series 1996-A1, 6.726%, 9/15/10 (callable)  -  5,000  5,144
State of Israel (guaranteed by U.S. government
through Agency for International Development):
  7 3/4%, 11/15/99  Aaa  2,660  2,757
  0%, 11/15/01  Aaa  2,320  1,836
  8%, 11/15/01  Aaa  1,160  1,245
  6 1/8%, 3/15/03  Aaa  3,443  3,469
  7 5/8%, 8/15/04  Aaa  1,650  1,792
  5.89%, 8/15/05  Aaa  3,155  3,113
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1995-A, 8.24%, 8/1/04  Aaa $ 2,200 $ 2,450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   55,700
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $295,108)   299,720
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.0%
Federal Home Loan Mortgage Corporation:
 5 1/2%, 10/1/02 to 5/1/03  Aaa  4,054  3,938
 7%, 7/1/99 to 7/1/26  Aaa  4,327  4,383
Federal National Mortgage Association:
 5 1/2%, 8/1/02 to 4/1/26  Aaa  84,526  82,184
 6%, 6/1/11 to 9/1/25  Aaa  17,416  16,825
 6 1/2%, 2/1/24 to 9/1/27  Aaa  50,782  50,011
Government National Mortgage Association:
 7%, 12/15/22 to 12/15/25  Aaa  2,730  2,751
 8%, 11/15/21 to 12/15/26  Aaa  15,843  16,458
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $174,199)   176,550
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
U.S. GOVERNMENT AGENCY - 0.5%
Federal Home Loan Mortgage Corporation
planned amortization class Series 1645
Class ZA, 5 1/2%, 4/15/05  Aaa  11,092  10,980
Federal National Mortgage Association planned
amortization class Series 1993-129 Class D,
6.10%, 6/25/05  Aaa  5,000  5,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,700)   15,980
COMMERCIAL MORTGAGE SECURITIES - 0.4%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
American Southwest Financial Securities
Series 1994-C2 Class B2,
9.6596%, 12/25/01 (f)(g)  - $ 700 $ 712
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.7349%, 8/1/24 (f)(g)  -  1,836  1,398
CS First Boston Mortgage Securities Corp.
floater Series 1995-AEWI Class E,
9.7763%, 11/25/97 (f)(g)  -  250  253
DLJ Mortgage Acceptance Corp.
Series 1993-MF12 Class B-2,
10.10%, 9/18/03 (f)  -  700  712
First Chicago /Lennar Trust I Series 1997-CHL1 (g):
 Class E, 8.1217%, 4/1/39   -  650  548
 Class D, 8.12%, 5/29/08   -  700  704
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86%, 11/15/06 (f)  Ba3  500  477
Morgan Stanley Capital One, Inc.
Series 1996-MBL1 Class E,
8.6777%, 5/25/21 (f)(g)  -  764  718
Penn Mutual Life Insurance Co. (The)
Series 1996-PML Class K,
7.90%, 11/15/26 (f)  -  1,250  906
Structured Asset Securities Corp.:
 Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (f)  BB  1,000  921
 Series 1993-C1 Class E,
 6.60%, 10/25/24 (f)  B  500  175
 sequential pay Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  210  210
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  1,356  1,378
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (f)  Aaa  1,727  1,748
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,949)   10,860
FOREIGN GOVERNMENT OBLIGATIONS (H) - 0.6%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2 $ 1,250 $ 1,296
Manitoba Province yankee 6 3/8%, 10/15/99  A1  4,780  4,825
Mexico Value recovery rights
6/30/03 discount A  -  1  -
Quebec Province yankee (e):
 6.86%, 4/15/26   A2  8,000  8,221
 7.22%, 7/22/36   A2  3,200  3,388
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,962)   17,730
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $3,975)  Aaa  4,000  4,115
CERTIFICATES OF DEPOSIT - 0.1%
Canadian Imperial Bank of Commerce NY
Branch yankee 6.20%, 8/1/00
(Cost $3,005)    3,000  3,002
CASH EQUIVALENTS - 1.7%
 SHARES

Taxable Central Cash Fund (b)
(Cost $48,548)    48,547,890  48,548
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,480,252)  $ 2,931,566
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,448,000 or 2.7% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.2% AAA, AA, A 22.4%
Baa 5.3% BBB  7.6%
Ba 2.4% BB  0.8%
B 4.5% B  4.5%
Caa 0.4% CCC  0.4%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,482,190,000. Net unrealized appreciation aggregated $449,376,000, of which $472,670,000 related to appreciated investment securities and $23,294,000 related to depreciated investment securities.
The fund hereby designates approximately $29,059,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $2,480,252) -                        $ 2,931,566
SEE ACCOMPANYING SCHEDULE

CASH                                                                           57

RECEIVABLE FOR INVESTMENTS SOLD                                                26,407

RECEIVABLE FOR FUND SHARES SOLD                                                3,842

DIVIDENDS RECEIVABLE                                                           2,866

INTEREST RECEIVABLE                                                            16,998

OTHER RECEIVABLES                                                              332

PREPAID EXPENSES                                                               2

 TOTAL ASSETS                                                                  2,982,070

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 7,193

PAYABLE FOR FUND SHARES REDEEMED                                     8,236

ACCRUED MANAGEMENT FEE                                               1,134

DISTRIBUTION FEES PAYABLE                                            1,260

OTHER PAYABLES AND ACCRUED EXPENSES                                  578

 TOTAL LIABILITIES                                                             18,401

NET ASSETS                                                                    $ 2,963,669

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 2,277,330

UNDISTRIBUTED NET INVESTMENT INCOME                                            9,114

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          225,890
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      451,335
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                    $ 2,963,669


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                      $18.75
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($7,565 (DIVIDED BY) 403.49 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $18.75)                     $19.89

CLASS T:                                                                   $18.79
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,901,222 (DIVIDED BY) 154,430 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $18.79)                     $19.47

CLASS B:                                                                   $18.71
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($15,958 (DIVIDED BY) 853 SHARES) A

INSTITUTIONAL CLASS:                                                       $18.85
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($38,924 (DIVIDED BY) 2,065 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 42,317
DIVIDENDS

INTEREST                                                               79,944

 TOTAL INCOME                                                          122,261

EXPENSES

MANAGEMENT FEE                                             $ 13,237

TRANSFER AGENT FEES                                         5,419

DISTRIBUTION FEES                                           14,623

ACCOUNTING FEES AND EXPENSES                                807

NON-INTERESTED TRUSTEES' COMPENSATION                       23

CUSTODIAN FEES AND EXPENSES                                 93

REGISTRATION FEES                                           134

AUDIT                                                       92

LEGAL                                                       17

INTEREST                                                    1

MISCELLANEOUS                                               96

 TOTAL EXPENSES BEFORE REDUCTIONS                           34,542

 EXPENSE REDUCTIONS                                         (215)      34,327

NET INVESTMENT INCOME                                                  87,934

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      229,516

 FOREIGN CURRENCY TRANSACTIONS                              108        229,624

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      251,898

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               1          251,899

NET GAIN (LOSS)                                                        481,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 569,457
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 87,934      $ 107,896
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  229,624       30,925

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      251,899       144,053

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           569,457       282,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (90,048)      (124,584)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (19,449)      (6,649)

 TOTAL DISTRIBUTIONS                                       (109,497)     (131,233)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (512,007)     (578,059)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (52,047)      (426,418)

NET ASSETS

 BEGINNING OF PERIOD                                       3,015,716     3,442,134

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,963,669   $ 3,015,716
INCOME OF $9,114 AND $10,411, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 16.04    $ 15.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .48        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.83       .88

 TOTAL FROM INVESTMENT OPERATIONS                                    3.31       .96

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.49)      (.14)

 FROM NET REALIZED GAIN                                              (.11)      -

 TOTAL DISTRIBUTIONS                                                 (.60)      (.14)

NET ASSET VALUE, END OF PERIOD                                      $ 18.75    $ 16.04

TOTAL RETURN B, C                                                    20.99%     6.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 8        $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.41% F    1.50% A,
                                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.40% G    1.49% A,
                                                                               G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 2.68%      3.07% A

PORTFOLIO TURNOVER                                                   70%        223%

AVERAGE COMMISSION RATE H                                           $ .0435    $ .0106


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 16.07   $ 15.30    $ 14.67   $ 15.91    $ 14.41
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                .53 C     .51 C      .59       .38        .48

 NET REALIZED AND UNREALIZED          2.84      .88        .54       (.79)      2.18
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     3.37      1.39       1.13      (.41)      2.66

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.54)     (.59)      (.50)     (.28)      (.56)

 IN EXCESS OF NET                     -         -          -         (.02)      -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN               (.11)     (.03)      -         (.49)      (.60)

 RETURN OF CAPITAL                    -         -          -         (.04)      -

 TOTAL DISTRIBUTIONS                  (.65)     (.62)      (.50)     (.83)      (1.16)

NET ASSET VALUE, END OF PERIOD       $ 18.79   $ 16.07    $ 15.30   $ 14.67    $ 15.91

TOTAL RETURN A, B                     21.36%    9.30%      7.85%     (2.69)%    19.66%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 2,901   $ 2,993    $ 3,441   $ 3,129    $ 1,654
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          1.17%     1.26%      1.47%     1.59%      1.52%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      1.17%     1.25%      1.46%     1.58%      1.51%
ASSETS AFTER EXPENSE REDUCTIONS                E          E         E          E

RATIO OF NET INVESTMENT INCOME        2.98%     3.32%      3.99%     3.79%      3.24%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                    70%       223%       297%      202%       200%

AVERAGE COMMISSION RATE F            $ .0435   $ .0106



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE
MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      OCTOBER 31,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 16.36

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .29

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.38

 TOTAL FROM INVESTMENT OPERATIONS                                    2.67

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.32)

NET ASSET VALUE, END OF PERIOD                                      $ 18.71

TOTAL RETURN B, C                                                    16.40%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 16

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.12% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.11% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 1.88% A

PORTFOLIO TURNOVER                                                   70%

AVERAGE COMMISSION RATE G                                           $ .0435

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.11   $ 15.40    $ 15.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .61 D     .54 D      .25

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.86      .87        .09

 TOTAL FROM INVESTMENT OPERATIONS                        3.47      1.41       .34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.62)     (.67)      (.17)

 FROM NET REALIZED GAIN                                  (.11)     (.03)      -

 TOTAL DISTRIBUTIONS                                     (.73)     (.70)      (.17)

NET ASSET VALUE, END OF PERIOD                          $ 18.85   $ 16.11    $ 15.40

TOTAL RETURN B, C                                        21.97%    9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 39      $ 22       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .69%      1.06%      .92% A,
                                                                             F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            .69%      1.03% G    .91% A,
EXPENSE REDUCTIONS                                                           G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     3.42%     3.54%      4.54% A

PORTFOLIO TURNOVER                                       70%       223%       297%

AVERAGE COMMISSION RATE H                               $ .0435   $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund) (formerly Fidelity Advisor Income & Growth Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class B, and shares of Class B for distribution under federal and state securities law. These expenses are borne by Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,009,067,000 and $2,525,099,000, respectively, of which U.S. government and government agency obligations aggregated $641,378,000 and $768,825,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .45% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 11,000       $ 11,000

CLASS T     14,549,000     14,549,000

CLASS B     63,000         16,000

           $ 14,623,000   $ 14,576,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2,
1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 139,000     $ 102,000

CLASS T     1,052,000     777,000

CLASS B     9,000         0*

           $ 1,200,000   $ 879,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC*     $ 10,000      .24

CLASS T**               FIIOC*      5,353,000    .18

CLASS B                 FIIOC*      16,000       .25

INSTITUTIONAL CLASS     FIIOC*      40,000       .14

                                   $ 5,419,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $259,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS A    1.50%        $ 7,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $4,000.
5. EXPENSE REDUCTIONS - CONTINUED
Effective November 1, 1997, Class A, Class T, Class B and Institutional Class expense limitations were changed from 1.50% to 1.05%, 1.75% to 1.30%, 2.25% to 1.80% and from 1.25% to .80% of each class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $202,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under the custodian arrangement.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,637,000. The weighted average interest rate was 5.875%.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 21.3% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS          1997 B                    1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 111                     $ 4

FROM NET REALIZED GAIN         12                        -

TOTAL                         $ 123                     $ 4

CLASS T

FROM NET INVESTMENT INCOME    $ 88,845                  $ 124,292

FROM NET REALIZED GAIN         19,290                    6,647

TOTAL                         $ 108,135                 $ 130,939

CLASS B

FROM NET INVESTMENT INCOME    $ 137                     $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 955                     $ 288

FROM NET REALIZED GAIN         147                       2

TOTAL                         $ 1,102                   $ 290

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                      DOLLARS

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,

                                 1997B         1996A         1997B          1996A

AMOUNTS IN THOUSANDS

CLASS A                           398           79           $ 7,127        $ 1,223
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7             -             117            4

SHARES REDEEMED                   (75)          (5)           (1,376)        (76)

NET INCREASE (DECREASE)           330           74           $ 5,868        $ 1,151

CLASS T                           26,574        36,300       $ 469,471      $ 563,225
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,886         7,921         101,958        122,603

SHARES REDEEMED                   (64,227)      (82,882)      (1,117,978)    (1,284,921)

NET INCREASE (DECREASE)           (31,767)      (38,661)     $ (546,549)    $ (599,093)

CLASS B                           1,099         -            $ 20,123       $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7             -             128            -

SHARES REDEEMED                   (253)         -             (4,772)        -

NET INCREASE (DECREASE)           853           -            $ 15,479       $ -

INSTITUTIONAL CLASS               1,168         1,421        $ 21,544       $ 21,932
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     60            17            1,061          270

SHARES REDEEMED                   (517)         (149)         (9,410)        (2,319)

NET INCREASE (DECREASE)           711           1,289        $ 13,195       $ 19,883


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,000

CLASS T                 58,000

CLASS B                 27,000

INSTITUTIONAL CLASS     19,000

                       $ 134,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund), including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund) as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/8/97 12/5/97 $0.16 $1.26
Class T 12/8/97 12/5/97 $0.16 $1.26
Class B 12/8/97 12/5/97 $0.12 $1.26
Class C 12/8/97 12/5/97 $0.16 $1.26
A total of 11.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
Totals of 100%, and 36% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders of Class A and Class T, respectively.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William S. Hayes, Vice President
Richard A. Spillane, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
 Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Funds

(REGISTERED TRADEMARK)
SUPPLEMENT TO THE FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A, CLASS T, CLASS B AND CLASS C OCTOBER 31, 1997 AND THE ONE-MONTH PERIOD ENDED NOVEMBER 30, 1997 ANNUAL REPORT
The following information replaces similar information found in "Performance: The Bottom Line" on pages 10 and 11.
FIDELITY ADVISOR GROWTH OPPORTUNTIES FUND - CLASS C
THE FOLLOWING INFORMATION REPLACES THE FIRST QUESTION
AND ANSWER FOUND IN "FUND TALK: THE MANAGER'S
OVERVIEW" ON PAGE 18.

Q. HOW DID THE FUND PERFORM, GEORGE?
A. FOR THE 12-MONTH PERIOD THAT ENDED
OCTOBER 31, 1997, THE FUND'S CLASS A,
CLASS T AND CLASS B SHARES RETURNED 27.58%,
27.43%, AND 26.95%, RESPECTIVELY. THE
GROWTH FUNDS AVERAGE, AS TRACKED BY
LIPPER ANALYTICAL SERVICES, RETURNED
27.28% DURING THAT PERIOD, WHILE THE
STANDARD & POOR'S 500 INDEX RETURNED
32.11%. FOR THE 12-MONTH PERIOD THAT
ENDED NOVEMBER 30, 1997, THE FUND'S
CLASS A, CLASS T, CLASS B AND CLASS C SHARES
RETURNED 22.32%, 22.13%, 21.63% AND
21.68%, RESPECTIVELY. THE LIPPER GROUP AND
S&P 500 RETURNED 22.00% AND 28.51%,
RESPECTIVELY.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS C            21.68%   151.98%   649.06%

ADVISOR GROWTH OPPORTUNITIES - CLASS C            20.68%   151.98%   649.06%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS C      21.68%   20.30%   22.31%

ADVISOR GROWTH OPPORTUNITIES - CLASS C      20.68%   20.30%   22.31%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

$10,000 OVER 10 YEARS

Fidelity Adv Growth Opportunities - CL C S&P 500 Index
$74,906
$55,623
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $74,906 - a 649.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH OPPORTUNITIES
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORTS
OCTOBER 31, 1997
AND THE ONE-MONTH
PERIOD ENDED
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                18   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       22   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS.

INVESTMENTS              23   A COMPLETE LIST OF THE FUND'S INVESTMENTS
NOVEMBER 30, 1997             WITH THEIR MARKET VALUES.

INVESTMENTS              35   A COMPLETE LIST OF THE FUND'S INVESTMENTS
OCTOBER 31, 1997              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     48   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    57   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    69   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            70

PROXY VOTING RESULTS     71

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Growth Opportunities Fund recently changed from October 31 to November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity funds. To reduce expenses and provide you with a comprehensive report covering both periods ended October 31 and November 30, we've combined both annual reports into one document.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class A shares took place on September 3, 1996.
Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3,
1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                PAST 1   PAST 5    PAST 10
                                               YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS A         22.32%   153.15%   652.56%

ADVISOR GROWTH OPPORTUNITIES - CLASS A         15.28%   138.60%   609.28%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                           22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS A   22.32%   20.41%   22.36%

ADVISOR GROWTH OPPORTUNITIES - CLASS A   15.28%   19.00%   21.64%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                  28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                     22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 115035 S00000000000001
             FA Growth Opp -CL A         S&P 500
             00248                       SP001
  1987/11/30       9425.00                    10000.00
  1987/12/31      10765.71                    10761.00
  1988/01/31      11225.96                    11214.04
  1988/02/29      12496.63                    11736.61
  1988/03/31      12726.75                    11373.95
  1988/04/30      13106.95                    11500.20
  1988/05/31      12986.89                    11600.25
  1988/06/30      14137.50                    12132.71
  1988/07/31      14107.48                    12086.60
  1988/08/31      13627.23                    11675.66
  1988/09/30      14177.52                    12173.04
  1988/10/31      14277.57                    12511.45
  1988/11/30      13817.33                    12332.54
  1988/12/31      14348.26                    12548.36
  1989/01/31      15577.50                    13466.90
  1989/02/28      15280.79                    13131.57
  1989/03/31      15429.14                    13437.54
  1989/04/30      16425.26                    14134.94
  1989/05/31      17527.34                    14707.41
  1989/06/30      16774.95                    14623.58
  1989/07/31      17718.08                    15944.09
  1989/08/31      18375.09                    16256.59
  1989/09/30      18194.94                    16189.94
  1989/10/31      17516.74                    15814.33
  1989/11/30      17633.31                    16136.94
  1989/12/31      17812.25                    16524.23
  1990/01/31      16529.31                    15415.45
  1990/02/28      16930.22                    15614.31
  1990/03/31      17365.51                    16028.09
  1990/04/30      16792.77                    15627.39
  1990/05/31      18797.36                    17151.06
  1990/06/30      18900.45                    17034.43
  1990/07/31      18213.16                    16979.92
  1990/08/31      16208.57                    15444.94
  1990/09/30      14948.54                    14692.77
  1990/10/31      14879.81                    14629.59
  1990/11/30      16460.58                    15574.66
  1990/12/31      17518.90                    16009.20
  1991/01/31      19616.07                    16707.20
  1991/02/28      21377.23                    17901.76
  1991/03/31      21968.14                    18334.98
  1991/04/30      22420.02                    18378.99
  1991/05/31      23648.20                    19172.96
  1991/06/30      21979.73                    18294.84
  1991/07/31      23520.74                    19147.38
  1991/08/31      24436.08                    19601.17
  1991/09/30      23879.93                    19273.83
  1991/10/31      23845.17                    19532.10
  1991/11/30      22431.61                    18744.96
  1991/12/31      24996.11                    20889.38
  1992/01/31      25716.79                    20500.84
  1992/02/29      26879.99                    20767.35
  1992/03/31      25982.30                    20362.38
  1992/04/30      26690.34                    20961.04
  1992/05/31      27069.64                    21063.75
  1992/06/30      26450.11                    20749.90
  1992/07/31      27360.44                    21598.57
  1992/08/31      26601.83                    21155.80
  1992/09/30      26677.69                    21405.44
  1992/10/31      26728.27                    21480.36
  1992/11/30      28017.90                    22212.84
  1992/12/31      28752.05                    22486.05
  1993/01/31      29628.63                    22674.94
  1993/02/28      29709.55                    22983.32
  1993/03/31      30815.40                    23468.26
  1993/04/30      30869.34                    22900.33
  1993/05/31      31732.44                    23514.06
  1993/06/30      31853.81                    23582.25
  1993/07/31      32069.59                    23487.92
  1993/08/31      33054.06                    24378.11
  1993/09/30      33175.44                    24190.40
  1993/10/31      34240.83                    24691.14
  1993/11/30      34079.00                    24456.58
  1993/12/31      35127.33                    24752.50
  1994/01/31      37071.08                    25594.09
  1994/02/28      36511.72                    24900.49
  1994/03/31      34959.52                    23814.83
  1994/04/30      35882.45                    24119.66
  1994/05/31      36078.23                    24515.22
  1994/06/30      35099.36                    23914.60
  1994/07/31      36092.21                    24699.00
  1994/08/31      37616.45                    25711.65
  1994/09/30      36483.76                    25081.72
  1994/10/31      37224.90                    25646.06
  1994/11/30      36036.28                    24712.03
  1994/12/31      36130.89                    25078.51
  1995/01/31      36412.24                    25728.79
  1995/02/28      37522.82                    26731.44
  1995/03/31      38485.32                    27520.29
  1995/04/30      39788.40                    28330.76
  1995/05/31      41446.87                    29463.14
  1995/06/30      42853.60                    30147.57
  1995/07/31      44275.15                    31147.26
  1995/08/31      44586.11                    31225.44
  1995/09/30      45430.15                    32543.16
  1995/10/31      45741.11                    32426.98
  1995/11/30      46851.69                    33850.52
  1995/12/31      48067.65                    34502.48
  1996/01/31      48827.25                    35676.95
  1996/02/29      48690.52                    36007.67
  1996/03/31      48614.56                    36354.43
  1996/04/30      49419.74                    36890.29
  1996/05/31      50422.41                    37841.69
  1996/06/30      50695.87                    37985.87
  1996/07/31      49267.82                    36307.65
  1996/08/31      49662.81                    37073.38
  1996/09/30      52002.39                    39159.87
  1996/10/31      53764.67                    40239.90
  1996/11/30      57988.06                    43281.64
  1996/12/31      56571.97                    42424.23
  1997/01/31      59375.60                    45074.89
  1997/02/28      59875.09                    45428.28
  1997/03/31      56910.34                    43561.63
  1997/04/30      59488.39                    46162.26
  1997/05/31      63162.10                    48972.62
  1997/06/30      65143.97                    51166.59
  1997/07/31      69961.69                    55237.92
  1997/08/31      67399.76                    52143.49
  1997/09/30      70074.48                    54999.39
  1997/10/31      68592.11                    53162.41
  1997/11/28      70928.46                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 115037 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on November 30, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $70,928 - a 609.28% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                PAST 1   PAST 5    PAST 10
                                               YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS T         22.13%   152.90%   651.81%

ADVISOR GROWTH OPPORTUNITIES - CLASS T         17.86%   144.05%   625.50%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                           22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS T   22.13%   20.39%   22.35%

ADVISOR GROWTH OPPORTUNITIES - CLASS T   17.86%   19.54%   21.92%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                  28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                     22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 110843 S00000000000001
             FA Growth Opp -CL T         S&P 500
             00168                       SP001
  1987/11/30       9650.00                    10000.00
  1987/12/31      11022.72                    10761.00
  1988/01/31      11493.95                    11214.04
  1988/02/29      12794.96                    11736.61
  1988/03/31      13030.57                    11373.95
  1988/04/30      13419.85                    11500.20
  1988/05/31      13296.92                    11600.25
  1988/06/30      14475.00                    12132.71
  1988/07/31      14444.27                    12086.60
  1988/08/31      13952.55                    11675.66
  1988/09/30      14515.98                    12173.04
  1988/10/31      14618.42                    12511.45
  1988/11/30      14147.19                    12332.54
  1988/12/31      14690.79                    12548.36
  1989/01/31      15949.38                    13466.90
  1989/02/28      15645.58                    13131.57
  1989/03/31      15797.48                    13437.54
  1989/04/30      16817.37                    14134.94
  1989/05/31      17945.76                    14707.41
  1989/06/30      17175.42                    14623.58
  1989/07/31      18141.06                    15944.09
  1989/08/31      18813.76                    16256.59
  1989/09/30      18629.31                    16189.94
  1989/10/31      17934.91                    15814.33
  1989/11/30      18054.26                    16136.94
  1989/12/31      18237.47                    16524.23
  1990/01/31      16923.90                    15415.45
  1990/02/28      17334.39                    15614.31
  1990/03/31      17780.07                    16028.09
  1990/04/30      17193.65                    15627.39
  1990/05/31      19246.10                    17151.06
  1990/06/30      19351.66                    17034.43
  1990/07/31      18647.96                    16979.92
  1990/08/31      16595.51                    15444.94
  1990/09/30      15305.40                    14692.77
  1990/10/31      15235.03                    14629.59
  1990/11/30      16853.53                    15574.66
  1990/12/31      17937.12                    16009.20
  1991/01/31      20084.36                    16707.20
  1991/02/28      21887.56                    17901.76
  1991/03/31      22492.58                    18334.98
  1991/04/30      22955.25                    18378.99
  1991/05/31      24212.74                    19172.96
  1991/06/30      22504.45                    18294.84
  1991/07/31      24082.25                    19147.38
  1991/08/31      25019.44                    19601.17
  1991/09/30      24450.01                    19273.83
  1991/10/31      24414.42                    19532.10
  1991/11/30      22967.11                    18744.96
  1991/12/31      25592.84                    20889.38
  1992/01/31      26330.72                    20500.84
  1992/02/29      27521.69                    20767.35
  1992/03/31      26602.57                    20362.38
  1992/04/30      27327.51                    20961.04
  1992/05/31      27715.87                    21063.75
  1992/06/30      27081.55                    20749.90
  1992/07/31      28013.61                    21598.57
  1992/08/31      27236.89                    21155.80
  1992/09/30      27314.56                    21405.44
  1992/10/31      27366.34                    21480.36
  1992/11/30      28686.76                    22212.84
  1992/12/31      29438.43                    22486.05
  1993/01/31      30335.95                    22674.94
  1993/02/28      30418.79                    22983.32
  1993/03/31      31551.04                    23468.26
  1993/04/30      31606.27                    22900.33
  1993/05/31      32489.98                    23514.06
  1993/06/30      32614.25                    23582.25
  1993/07/31      32835.18                    23487.92
  1993/08/31      33843.15                    24378.11
  1993/09/30      33967.42                    24190.40
  1993/10/31      35058.25                    24691.14
  1993/11/30      34892.55                    24456.58
  1993/12/31      35965.91                    24752.50
  1994/01/31      37956.06                    25594.09
  1994/02/28      37383.36                    24900.49
  1994/03/31      35794.10                    23814.83
  1994/04/30      36739.06                    24119.66
  1994/05/31      36939.51                    24515.22
  1994/06/30      35937.28                    23914.60
  1994/07/31      36953.83                    24699.00
  1994/08/31      38514.45                    25711.65
  1994/09/30      37354.72                    25081.72
  1994/10/31      38113.56                    25646.06
  1994/11/30      36896.56                    24712.03
  1994/12/31      36993.43                    25078.51
  1995/01/31      37281.49                    25728.79
  1995/02/28      38418.59                    26731.44
  1995/03/31      39404.07                    27520.29
  1995/04/30      40738.26                    28330.76
  1995/05/31      42436.32                    29463.14
  1995/06/30      43876.63                    30147.57
  1995/07/31      45332.11                    31147.26
  1995/08/31      45650.50                    31225.44
  1995/09/30      46514.69                    32543.16
  1995/10/31      46833.08                    32426.98
  1995/11/30      47970.17                    33850.52
  1995/12/31      49215.15                    34502.48
  1996/01/31      49992.89                    35676.95
  1996/02/29      49852.89                    36007.67
  1996/03/31      49775.12                    36354.43
  1996/04/30      50599.52                    36890.29
  1996/05/31      51626.13                    37841.69
  1996/06/30      51906.12                    37985.87
  1996/07/31      50443.97                    36307.65
  1996/08/31      50848.40                    37073.38
  1996/09/30      53243.82                    39159.87
  1996/10/31      55079.28                    40239.90
  1996/11/30      59403.49                    43281.64
  1996/12/31      57941.61                    42424.23
  1997/01/31      60797.66                    45074.89
  1997/02/28      61306.49                    45428.28
  1997/03/31      58269.89                    43561.63
  1997/04/30      60896.14                    46162.26
  1997/05/31      64654.96                    48972.62
  1997/06/30      66673.89                    51166.59
  1997/07/31      71614.52                    55237.92
  1997/08/31      68988.27                    52143.49
  1997/09/30      71713.00                    54999.39
  1997/10/31      70186.50                    53162.41
  1997/11/28      72550.12                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 110846 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on November 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $72,550 - a 625.50% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class B shares took place on March 3, 1997.
Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five year and 10 year total return figures are 5%, 2% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS B            21.63%   151.87%   648.75%

ADVISOR GROWTH OPPORTUNITIES - CLASS B            16.63%   149.87%   648.75%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                    28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                              22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS B      21.63%   20.29%   22.30%

ADVISOR GROWTH OPPORTUNITIES - CLASS B      16.63%   20.10%   22.30%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                        22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 110823 S00000000000001
             FA Growth Opp -CL B         S&P 500
             00278                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11422.51                    10761.00
  1988/01/31      11910.83                    11214.04
  1988/02/29      13259.02                    11736.61
  1988/03/31      13503.18                    11373.95
  1988/04/30      13906.58                    11500.20
  1988/05/31      13779.19                    11600.25
  1988/06/30      15000.00                    12132.71
  1988/07/31      14968.15                    12086.60
  1988/08/31      14458.60                    11675.66
  1988/09/30      15042.46                    12173.04
  1988/10/31      15148.62                    12511.45
  1988/11/30      14660.30                    12332.54
  1988/12/31      15223.61                    12548.36
  1989/01/31      16527.85                    13466.90
  1989/02/28      16213.04                    13131.57
  1989/03/31      16370.44                    13437.54
  1989/04/30      17427.33                    14134.94
  1989/05/31      18596.64                    14707.41
  1989/06/30      17798.36                    14623.58
  1989/07/31      18799.03                    15944.09
  1989/08/31      19496.12                    16256.59
  1989/09/30      19304.98                    16189.94
  1989/10/31      18585.40                    15814.33
  1989/11/30      18709.08                    16136.94
  1989/12/31      18898.93                    16524.23
  1990/01/31      17537.72                    15415.45
  1990/02/28      17963.10                    15614.31
  1990/03/31      18424.94                    16028.09
  1990/04/30      17817.26                    15627.39
  1990/05/31      19944.15                    17151.06
  1990/06/30      20053.53                    17034.43
  1990/07/31      19324.31                    16979.92
  1990/08/31      17197.42                    15444.94
  1990/09/30      15860.52                    14692.77
  1990/10/31      15787.60                    14629.59
  1990/11/30      17464.80                    15574.66
  1990/12/31      18587.69                    16009.20
  1991/01/31      20812.81                    16707.20
  1991/02/28      22681.41                    17901.76
  1991/03/31      23308.38                    18334.98
  1991/04/30      23787.82                    18378.99
  1991/05/31      25090.93                    19172.96
  1991/06/30      23320.67                    18294.84
  1991/07/31      24955.70                    19147.38
  1991/08/31      25926.88                    19601.17
  1991/09/30      25336.79                    19273.83
  1991/10/31      25299.91                    19532.10
  1991/11/30      23800.11                    18744.96
  1991/12/31      26521.08                    20889.38
  1992/01/31      27285.72                    20500.84
  1992/02/29      28519.88                    20767.35
  1992/03/31      27567.43                    20362.38
  1992/04/30      28318.66                    20961.04
  1992/05/31      28721.11                    21063.75
  1992/06/30      28063.78                    20749.90
  1992/07/31      29029.65                    21598.57
  1992/08/31      28224.76                    21155.80
  1992/09/30      28305.25                    21405.44
  1992/10/31      28358.91                    21480.36
  1992/11/30      29727.22                    22212.84
  1992/12/31      30506.15                    22486.05
  1993/01/31      31436.21                    22674.94
  1993/02/28      31522.07                    22983.32
  1993/03/31      32695.38                    23468.26
  1993/04/30      32752.62                    22900.33
  1993/05/31      33668.37                    23514.06
  1993/06/30      33797.15                    23582.25
  1993/07/31      34026.09                    23487.92
  1993/08/31      35070.62                    24378.11
  1993/09/30      35199.40                    24190.40
  1993/10/31      36329.79                    24691.14
  1993/11/30      36158.09                    24456.58
  1993/12/31      37270.37                    24752.50
  1994/01/31      39332.71                    25594.09
  1994/02/28      38739.23                    24900.49
  1994/03/31      37092.33                    23814.83
  1994/04/30      38071.57                    24119.66
  1994/05/31      38279.29                    24515.22
  1994/06/30      37240.70                    23914.60
  1994/07/31      38294.12                    24699.00
  1994/08/31      39911.35                    25711.65
  1994/09/30      38709.56                    25081.72
  1994/10/31      39495.91                    25646.06
  1994/11/30      38234.77                    24712.03
  1994/12/31      38335.16                    25078.51
  1995/01/31      38633.67                    25728.79
  1995/02/28      39812.01                    26731.44
  1995/03/31      40833.23                    27520.29
  1995/04/30      42215.81                    28330.76
  1995/05/31      43975.46                    29463.14
  1995/06/30      45468.01                    30147.57
  1995/07/31      46976.28                    31147.26
  1995/08/31      47306.22                    31225.44
  1995/09/30      48201.75                    32543.16
  1995/10/31      48531.69                    32426.98
  1995/11/30      49710.02                    33850.52
  1995/12/31      51000.16                    34502.48
  1996/01/31      51806.10                    35676.95
  1996/02/29      51661.03                    36007.67
  1996/03/31      51580.44                    36354.43
  1996/04/30      52434.74                    36890.29
  1996/05/31      53498.58                    37841.69
  1996/06/30      53788.72                    37985.87
  1996/07/31      52273.55                    36307.65
  1996/08/31      52692.64                    37073.38
  1996/09/30      55174.95                    39159.87
  1996/10/31      57076.98                    40239.90
  1996/11/30      61558.03                    43281.64
  1996/12/31      60043.12                    42424.23
  1997/01/31      63002.75                    45074.89
  1997/02/28      63530.04                    45428.28
  1997/03/31      60383.31                    43561.63
  1997/04/30      63070.79                    46162.26
  1997/05/31      66931.92                    48972.62
  1997/06/30      68973.05                    51166.59
  1997/07/31      74058.85                    55237.92
  1997/08/31      71303.33                    52143.49
  1997/09/30      74075.86                    54999.39
  1997/10/31      72459.97                    53162.41
  1997/11/28      74875.30                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 110829 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $74,875 - a 648.75% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class C shares took place on November 3, 1997.
Returns between March 3, 1997 and November 3, 1997 are those of Class
B and reflect Class B's 1.00% 12b-1 fee. Returns prior to March 3,
1997 are those of Class T, the original class of the fund, and reflect
Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class
C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C's contingent deferred sales charge included in the past one year is 1.00%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS C            22.13%   152.90%   651.81%

ADVISOR GROWTH OPPORTUNITIES - CLASS C            21.13%   152.90%   651.81%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                    28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                              22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS C      22.13%   20.39%   22.35%

ADVISOR GROWTH OPPORTUNITIES - CLASS C      21.13%   20.39%   22.35%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                        22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 123339 S00000000000001
             FA Growth Opp -CL C         S&P 500
             00482                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11422.51                    10761.00
  1988/01/31      11910.83                    11214.04
  1988/02/29      13259.02                    11736.61
  1988/03/31      13503.18                    11373.95
  1988/04/30      13906.58                    11500.20
  1988/05/31      13779.19                    11600.25
  1988/06/30      15000.00                    12132.71
  1988/07/31      14968.15                    12086.60
  1988/08/31      14458.60                    11675.66
  1988/09/30      15042.46                    12173.04
  1988/10/31      15148.62                    12511.45
  1988/11/30      14660.30                    12332.54
  1988/12/31      15223.61                    12548.36
  1989/01/31      16527.85                    13466.90
  1989/02/28      16213.04                    13131.57
  1989/03/31      16370.44                    13437.54
  1989/04/30      17427.33                    14134.94
  1989/05/31      18596.64                    14707.41
  1989/06/30      17798.36                    14623.58
  1989/07/31      18799.03                    15944.09
  1989/08/31      19496.12                    16256.59
  1989/09/30      19304.98                    16189.94
  1989/10/31      18585.40                    15814.33
  1989/11/30      18709.08                    16136.94
  1989/12/31      18898.93                    16524.23
  1990/01/31      17537.72                    15415.45
  1990/02/28      17963.10                    15614.31
  1990/03/31      18424.94                    16028.09
  1990/04/30      17817.26                    15627.39
  1990/05/31      19944.15                    17151.06
  1990/06/30      20053.53                    17034.43
  1990/07/31      19324.31                    16979.92
  1990/08/31      17197.42                    15444.94
  1990/09/30      15860.52                    14692.77
  1990/10/31      15787.60                    14629.59
  1990/11/30      17464.80                    15574.66
  1990/12/31      18587.69                    16009.20
  1991/01/31      20812.81                    16707.20
  1991/02/28      22681.41                    17901.76
  1991/03/31      23308.38                    18334.98
  1991/04/30      23787.82                    18378.99
  1991/05/31      25090.93                    19172.96
  1991/06/30      23320.67                    18294.84
  1991/07/31      24955.70                    19147.38
  1991/08/31      25926.88                    19601.17
  1991/09/30      25336.79                    19273.83
  1991/10/31      25299.91                    19532.10
  1991/11/30      23800.11                    18744.96
  1991/12/31      26521.08                    20889.38
  1992/01/31      27285.72                    20500.84
  1992/02/29      28519.88                    20767.35
  1992/03/31      27567.43                    20362.38
  1992/04/30      28318.66                    20961.04
  1992/05/31      28721.11                    21063.75
  1992/06/30      28063.78                    20749.90
  1992/07/31      29029.65                    21598.57
  1992/08/31      28224.76                    21155.80
  1992/09/30      28305.25                    21405.44
  1992/10/31      28358.91                    21480.36
  1992/11/30      29727.22                    22212.84
  1992/12/31      30506.15                    22486.05
  1993/01/31      31436.21                    22674.94
  1993/02/28      31522.07                    22983.32
  1993/03/31      32695.38                    23468.26
  1993/04/30      32752.62                    22900.33
  1993/05/31      33668.37                    23514.06
  1993/06/30      33797.15                    23582.25
  1993/07/31      34026.09                    23487.92
  1993/08/31      35070.62                    24378.11
  1993/09/30      35199.40                    24190.40
  1993/10/31      36329.79                    24691.14
  1993/11/30      36158.09                    24456.58
  1993/12/31      37270.37                    24752.50
  1994/01/31      39332.71                    25594.09
  1994/02/28      38739.23                    24900.49
  1994/03/31      37092.33                    23814.83
  1994/04/30      38071.57                    24119.66
  1994/05/31      38279.29                    24515.22
  1994/06/30      37240.70                    23914.60
  1994/07/31      38294.12                    24699.00
  1994/08/31      39911.35                    25711.65
  1994/09/30      38709.56                    25081.72
  1994/10/31      39495.91                    25646.06
  1994/11/30      38234.77                    24712.03
  1994/12/31      38335.16                    25078.51
  1995/01/31      38633.67                    25728.79
  1995/02/28      39812.01                    26731.44
  1995/03/31      40833.23                    27520.29
  1995/04/30      42215.81                    28330.76
  1995/05/31      43975.46                    29463.14
  1995/06/30      45468.01                    30147.57
  1995/07/31      46976.28                    31147.26
  1995/08/31      47306.22                    31225.44
  1995/09/30      48201.75                    32543.16
  1995/10/31      48531.69                    32426.98
  1995/11/30      49710.02                    33850.52
  1995/12/31      51000.16                    34502.48
  1996/01/31      51806.10                    35676.95
  1996/02/29      51661.03                    36007.67
  1996/03/31      51580.44                    36354.43
  1996/04/30      52434.74                    36890.29
  1996/05/31      53498.58                    37841.69
  1996/06/30      53788.72                    37985.87
  1996/07/31      52273.55                    36307.65
  1996/08/31      52692.64                    37073.38
  1996/09/30      55174.95                    39159.87
  1996/10/31      57076.98                    40239.90
  1996/11/30      61558.03                    43281.64
  1996/12/31      60043.12                    42424.23
  1997/01/31      63002.75                    45074.89
  1997/02/28      63530.04                    45428.28
  1997/03/31      60383.31                    43561.63
  1997/04/30      63070.79                    46162.26
  1997/05/31      66931.92                    48972.62
  1997/06/30      68973.05                    51166.59
  1997/07/31      74058.85                    55237.92
  1997/08/31      71303.33                    52143.49
  1997/09/30      74075.86                    54999.39
  1997/10/31      72476.98                    53162.41
  1997/11/28      75181.47                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 123341 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $75,181 - a 651.81% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the past five year and life of fund total returns would have been lower. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Effective August 1, 1997, the maximum 5.25% sales charge was increased to 5.75%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS A         27.58%   156.63%   585.56%

ADVISOR GROWTH OPPORTUNITIES - CLASS A         20.24%   141.87%   546.14%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 32.11%   147.49%   399.25%

GROWTH FUNDS AVERAGE                           27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 18, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS A   27.58%   20.74%   21.32%

ADVISOR GROWTH OPPORTUNITIES - CLASS A   20.24%   19.32%   20.61%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                  32.11%   19.87%   17.52%

GROWTH FUNDS AVERAGE                     27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 114249 S00000000000001
             FA Growth Opp -CL A         S&P 500
             00248                       SP001
  1987/11/18       9425.00                    10000.00
  1987/11/30       8878.35                     9391.04
  1987/12/31      10141.30                    10105.70
  1988/01/31      10574.85                    10531.15
  1988/02/29      11771.83                    11021.90
  1988/03/31      11988.60                    10681.32
  1988/04/30      12346.75                    10799.89
  1988/05/31      12233.65                    10893.85
  1988/06/30      13317.53                    11393.87
  1988/07/31      13289.25                    11350.58
  1988/08/31      12836.85                    10964.66
  1988/09/30      13355.23                    11431.75
  1988/10/31      13449.48                    11749.55
  1988/11/30      13015.93                    11581.53
  1988/12/31      13516.06                    11784.21
  1989/01/31      14674.01                    12646.82
  1989/02/28      14394.50                    12331.91
  1989/03/31      14534.25                    12619.24
  1989/04/30      15472.59                    13274.18
  1989/05/31      16510.75                    13811.79
  1989/06/30      15802.01                    13733.06
  1989/07/31      16690.43                    14973.16
  1989/08/31      17309.34                    15266.63
  1989/09/30      17139.64                    15204.04
  1989/10/31      16500.77                    14851.30
  1989/11/30      16610.57                    15154.27
  1989/12/31      16779.13                    15517.97
  1990/01/31      15570.61                    14476.72
  1990/02/28      15948.27                    14663.46
  1990/03/31      16358.31                    15052.05
  1990/04/30      15818.79                    14675.75
  1990/05/31      17707.11                    16106.63
  1990/06/30      17804.23                    15997.11
  1990/07/31      17156.80                    15945.91
  1990/08/31      15268.47                    14504.40
  1990/09/30      14081.52                    13798.04
  1990/10/31      14016.78                    13738.71
  1990/11/30      15505.86                    14626.23
  1990/12/31      16502.80                    15034.30
  1991/01/31      18478.34                    15689.80
  1991/02/28      20137.35                    16811.62
  1991/03/31      20693.99                    17218.46
  1991/04/30      21119.66                    17259.78
  1991/05/31      22276.60                    18005.40
  1991/06/30      20704.91                    17180.76
  1991/07/31      22156.54                    17981.38
  1991/08/31      23018.79                    18407.54
  1991/09/30      22494.89                    18100.13
  1991/10/31      22462.15                    18342.67
  1991/11/30      21130.57                    17603.46
  1991/12/31      23546.34                    19617.30
  1992/01/31      24225.22                    19252.42
  1992/02/29      25320.95                    19502.70
  1992/03/31      24475.33                    19122.40
  1992/04/30      25142.30                    19684.60
  1992/05/31      25499.60                    19781.05
  1992/06/30      24916.01                    19486.31
  1992/07/31      25773.54                    20283.30
  1992/08/31      25058.93                    19867.50
  1992/09/30      25130.39                    20101.93
  1992/10/31      25178.03                    20172.29
  1992/11/30      26392.86                    20860.16
  1992/12/31      27084.43                    21116.74
  1993/01/31      27910.17                    21294.13
  1993/02/28      27986.39                    21583.73
  1993/03/31      29028.10                    22039.14
  1993/04/30      29078.92                    21505.79
  1993/05/31      29891.96                    22082.15
  1993/06/30      30006.29                    22146.19
  1993/07/31      30209.55                    22057.60
  1993/08/31      31136.93                    22893.59
  1993/09/30      31251.26                    22717.31
  1993/10/31      32254.86                    23187.55
  1993/11/30      32102.41                    22967.27
  1993/12/31      33089.94                    23245.18
  1994/01/31      34920.95                    24035.51
  1994/02/28      34394.04                    23384.15
  1994/03/31      32931.87                    22364.60
  1994/04/30      33801.27                    22650.87
  1994/05/31      33985.69                    23022.34
  1994/06/30      33063.60                    22458.29
  1994/07/31      33998.86                    23194.93
  1994/08/31      35434.69                    24145.92
  1994/09/30      34367.70                    23554.34
  1994/10/31      35065.85                    24084.32
  1994/11/30      33946.17                    23207.17
  1994/12/31      34035.30                    23551.33
  1995/01/31      34300.33                    24162.01
  1995/02/28      35346.49                    25103.61
  1995/03/31      36253.17                    25844.42
  1995/04/30      37480.67                    26605.53
  1995/05/31      39042.95                    27668.96
  1995/06/30      40368.09                    28311.71
  1995/07/31      41707.19                    29250.52
  1995/08/31      42000.12                    29323.94
  1995/09/30      42795.20                    30561.41
  1995/10/31      43088.13                    30452.31
  1995/11/30      44134.30                    31789.16
  1995/12/31      45279.72                    32401.42
  1996/01/31      45995.27                    33504.37
  1996/02/29      45866.47                    33814.95
  1996/03/31      45794.92                    34140.59
  1996/04/30      46553.39                    34643.82
  1996/05/31      47497.91                    35537.29
  1996/06/30      47755.51                    35672.68
  1996/07/31      46410.28                    34096.66
  1996/08/31      46782.37                    34815.76
  1996/09/30      48986.25                    36775.19
  1996/10/31      50646.31                    37789.45
  1996/11/30      54624.75                    40645.96
  1996/12/31      53290.80                    39840.76
  1997/01/31      55931.81                    42330.01
  1997/02/28      56402.34                    42661.88
  1997/03/31      53609.54                    40908.90
  1997/04/30      56038.06                    43351.17
  1997/05/31      59498.70                    45990.39
  1997/06/30      61365.62                    48050.75
  1997/07/31      65903.91                    51874.15
  1997/08/31      63490.57                    48968.16
  1997/09/30      66010.16                    51650.15
  1997/10/31      64613.76                    49925.03
IMATRL PRASUN   SHR__CHT 19971031 19971126 114253 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on November 18, 1987, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $64,614 - a 546.14% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,925 - a 399.25% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS T         27.43%   156.47%   585.14%

ADVISOR GROWTH OPPORTUNITIES - CLASS T         22.97%   147.49%   561.16%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 32.11%   147.49%   399.25%

GROWTH FUNDS AVERAGE                           27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 18, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS T   27.43%   20.73%   21.32%

ADVISOR GROWTH OPPORTUNITIES - CLASS T   22.97%   19.87%   20.88%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                  32.11%   19.87%   17.52%

GROWTH FUNDS AVERAGE                     27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 114412 S00000000000001
             FA Growth Opp -CL T         S&P 500
             00168                       SP001
  1987/11/18       9650.00                    10000.00
  1987/11/30       9090.30                     9391.04
  1987/12/31      10383.40                    10105.70
  1988/01/31      10827.30                    10531.15
  1988/02/29      12052.85                    11021.90
  1988/03/31      12274.80                    10681.32
  1988/04/30      12641.50                    10799.89
  1988/05/31      12525.70                    10893.85
  1988/06/30      13635.45                    11393.87
  1988/07/31      13606.50                    11350.58
  1988/08/31      13143.30                    10964.66
  1988/09/30      13674.05                    11431.75
  1988/10/31      13770.55                    11749.55
  1988/11/30      13326.65                    11581.53
  1988/12/31      13838.72                    11784.21
  1989/01/31      15024.31                    12646.82
  1989/02/28      14738.14                    12331.91
  1989/03/31      14881.22                    12619.24
  1989/04/30      15841.96                    13274.18
  1989/05/31      16904.91                    13811.79
  1989/06/30      16179.24                    13733.06
  1989/07/31      17088.88                    14973.16
  1989/08/31      17722.56                    15266.63
  1989/09/30      17548.81                    15204.04
  1989/10/31      16894.69                    14851.30
  1989/11/30      17007.11                    15154.27
  1989/12/31      17179.70                    15517.97
  1990/01/31      15942.32                    14476.72
  1990/02/28      16329.00                    14663.46
  1990/03/31      16748.82                    15052.05
  1990/04/30      16196.42                    14675.75
  1990/05/31      18129.83                    16106.63
  1990/06/30      18229.26                    15997.11
  1990/07/31      17566.38                    15945.91
  1990/08/31      15632.97                    14504.40
  1990/09/30      14417.69                    13798.04
  1990/10/31      14351.40                    13738.71
  1990/11/30      15876.03                    14626.23
  1990/12/31      16896.77                    15034.30
  1991/01/31      18919.46                    15689.80
  1991/02/28      20618.08                    16811.62
  1991/03/31      21188.01                    17218.46
  1991/04/30      21623.84                    17259.78
  1991/05/31      22808.40                    18005.40
  1991/06/30      21199.19                    17180.76
  1991/07/31      22685.48                    17981.38
  1991/08/31      23568.31                    18407.54
  1991/09/30      23031.91                    18100.13
  1991/10/31      22998.38                    18342.67
  1991/11/30      21635.02                    17603.46
  1991/12/31      24108.45                    19617.30
  1992/01/31      24803.54                    19252.42
  1992/02/29      25925.43                    19502.70
  1992/03/31      25059.62                    19122.40
  1992/04/30      25742.51                    19684.60
  1992/05/31      26108.35                    19781.05
  1992/06/30      25510.82                    19486.31
  1992/07/31      26388.82                    20283.30
  1992/08/31      25657.15                    19867.50
  1992/09/30      25730.32                    20101.93
  1992/10/31      25779.10                    20172.29
  1992/11/30      27022.93                    20860.16
  1992/12/31      27731.00                    21116.74
  1993/01/31      28576.46                    21294.13
  1993/02/28      28654.50                    21583.73
  1993/03/31      29721.08                    22039.14
  1993/04/30      29773.11                    21505.79
  1993/05/31      30605.56                    22082.15
  1993/06/30      30722.62                    22146.19
  1993/07/31      30930.74                    22057.60
  1993/08/31      31880.25                    22893.59
  1993/09/30      31997.31                    22717.31
  1993/10/31      33024.87                    23187.55
  1993/11/30      32868.78                    22967.27
  1993/12/31      33879.89                    23245.18
  1994/01/31      35754.61                    24035.51
  1994/02/28      35215.12                    23384.15
  1994/03/31      33718.04                    22364.60
  1994/04/30      34608.20                    22650.87
  1994/05/31      34797.02                    23022.34
  1994/06/30      33852.91                    22458.29
  1994/07/31      34810.51                    23194.93
  1994/08/31      36280.61                    24145.92
  1994/09/30      35188.15                    23554.34
  1994/10/31      35902.97                    24084.32
  1994/11/30      34756.56                    23207.17
  1994/12/31      34847.81                    23551.33
  1995/01/31      35119.17                    24162.01
  1995/02/28      36190.31                    25103.61
  1995/03/31      37118.63                    25844.42
  1995/04/30      38375.44                    26605.53
  1995/05/31      39975.01                    27668.96
  1995/06/30      41331.79                    28311.71
  1995/07/31      42702.85                    29250.52
  1995/08/31      43002.77                    29323.94
  1995/09/30      43816.84                    30561.41
  1995/10/31      44116.76                    30452.31
  1995/11/30      45187.90                    31789.16
  1995/12/31      46360.67                    32401.42
  1996/01/31      47093.30                    33504.37
  1996/02/29      46961.43                    33814.95
  1996/03/31      46888.16                    34140.59
  1996/04/30      47664.75                    34643.82
  1996/05/31      48631.82                    35537.29
  1996/06/30      48895.56                    35672.68
  1996/07/31      47518.22                    34096.66
  1996/08/31      47899.19                    34815.76
  1996/09/30      50155.68                    36775.19
  1996/10/31      51884.68                    37789.45
  1996/11/30      55958.09                    40645.96
  1996/12/31      54581.00                    39840.76
  1997/01/31      57271.39                    42330.01
  1997/02/28      57750.72                    42661.88
  1997/03/31      54890.24                    40908.90
  1997/04/30      57364.16                    43351.17
  1997/05/31      60904.97                    45990.39
  1997/06/30      62806.80                    48050.75
  1997/07/31      67460.88                    51874.15
  1997/08/31      64986.95                    48968.16
  1997/09/30      67553.65                    51650.15
  1997/10/31      66115.68                    49925.03
IMATRL PRASUN   SHR__CHT 19971031 19971126 114421 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on November 18, 1987, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $66,116 - a 561.16% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,925 - a 399.25% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3,
1997. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee
(0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class
B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and
0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5    LIFE OF
                                                  YEAR     YEARS     FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS B            26.95%   155.51%   582.57%

ADVISOR GROWTH OPPORTUNITIES - CLASS B            21.95%   153.51%   582.57%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                    32.11%   147.49%   399.25%

GROWTH FUNDS AVERAGE                              27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 18, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS B      26.95%   20.64%   21.27%

ADVISOR GROWTH OPPORTUNITIES - CLASS B      21.95%   20.45%   21.27%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     32.11%   19.87%   17.52%

GROWTH FUNDS AVERAGE                        27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 114400 S00000000000001
             FA Growth Opp -CL B         S&P 500
             00278                       SP001
  1987/11/18      10000.00                    10000.00
  1987/11/30       9420.00                     9391.04
  1987/12/31      10760.00                    10105.70
  1988/01/31      11220.00                    10531.15
  1988/02/29      12490.00                    11021.90
  1988/03/31      12720.00                    10681.32
  1988/04/30      13100.00                    10799.89
  1988/05/31      12980.00                    10893.85
  1988/06/30      14130.00                    11393.87
  1988/07/31      14100.00                    11350.58
  1988/08/31      13620.00                    10964.66
  1988/09/30      14170.00                    11431.75
  1988/10/31      14270.00                    11749.55
  1988/11/30      13810.00                    11581.53
  1988/12/31      14340.64                    11784.21
  1989/01/31      15569.24                    12646.82
  1989/02/28      15272.68                    12331.91
  1989/03/31      15420.96                    12619.24
  1989/04/30      16416.54                    13274.18
  1989/05/31      17518.04                    13811.79
  1989/06/30      16766.06                    13733.06
  1989/07/31      17708.68                    14973.16
  1989/08/31      18365.34                    15266.63
  1989/09/30      18185.29                    15204.04
  1989/10/31      17507.45                    14851.30
  1989/11/30      17623.95                    15154.27
  1989/12/31      17802.80                    15517.97
  1990/01/31      16520.54                    14476.72
  1990/02/28      16921.24                    14663.46
  1990/03/31      17356.29                    15052.05
  1990/04/30      16783.86                    14675.75
  1990/05/31      18787.39                    16106.63
  1990/06/30      18890.43                    15997.11
  1990/07/31      18203.50                    15945.91
  1990/08/31      16199.97                    14504.40
  1990/09/30      14940.61                    13798.04
  1990/10/31      14871.92                    13738.71
  1990/11/30      16451.84                    14626.23
  1990/12/31      17509.61                    15034.30
  1991/01/31      19605.66                    15689.80
  1991/02/28      21365.89                    16811.62
  1991/03/31      21956.49                    17218.46
  1991/04/30      22408.13                    17259.78
  1991/05/31      23635.65                    18005.40
  1991/06/30      21968.07                    17180.76
  1991/07/31      23508.27                    17981.38
  1991/08/31      24423.12                    18407.54
  1991/09/30      23867.26                    18100.13
  1991/10/31      23832.52                    18342.67
  1991/11/30      22419.71                    17603.46
  1991/12/31      24982.85                    19617.30
  1992/01/31      25703.15                    19252.42
  1992/02/29      26865.73                    19502.70
  1992/03/31      25968.52                    19122.40
  1992/04/30      26676.18                    19684.60
  1992/05/31      27055.28                    19781.05
  1992/06/30      26436.08                    19486.31
  1992/07/31      27345.93                    20283.30
  1992/08/31      26587.72                    19867.50
  1992/09/30      26663.54                    20101.93
  1992/10/31      26714.09                    20172.29
  1992/11/30      28003.04                    20860.16
  1992/12/31      28736.79                    21116.74
  1993/01/31      29612.91                    21294.13
  1993/02/28      29693.79                    21583.73
  1993/03/31      30799.05                    22039.14
  1993/04/30      30852.96                    21505.79
  1993/05/31      31715.61                    22082.15
  1993/06/30      31836.92                    22146.19
  1993/07/31      32052.58                    22057.60
  1993/08/31      33036.53                    22893.59
  1993/09/30      33157.84                    22717.31
  1993/10/31      34222.66                    23187.55
  1993/11/30      34060.92                    22967.27
  1993/12/31      35108.69                    23245.18
  1994/01/31      37051.41                    24035.51
  1994/02/28      36492.36                    23384.15
  1994/03/31      34940.98                    22364.60
  1994/04/30      35863.42                    22650.87
  1994/05/31      36059.09                    23022.34
  1994/06/30      35080.74                    22458.29
  1994/07/31      36073.06                    23194.93
  1994/08/31      37596.49                    24145.92
  1994/09/30      36464.40                    23554.34
  1994/10/31      37205.15                    24084.32
  1994/11/30      36017.16                    23207.17
  1994/12/31      36111.72                    23551.33
  1995/01/31      36392.92                    24162.01
  1995/02/28      37502.91                    25103.61
  1995/03/31      38464.90                    25844.42
  1995/04/30      39767.29                    26605.53
  1995/05/31      41424.88                    27668.96
  1995/06/30      42830.87                    28311.71
  1995/07/31      44251.66                    29250.52
  1995/08/31      44562.46                    29323.94
  1995/09/30      45406.05                    30561.41
  1995/10/31      45716.85                    30452.31
  1995/11/30      46826.84                    31789.16
  1995/12/31      48042.15                    32401.42
  1996/01/31      48801.35                    33504.37
  1996/02/29      48664.69                    33814.95
  1996/03/31      48588.77                    34140.59
  1996/04/30      49393.52                    34643.82
  1996/05/31      50395.66                    35537.29
  1996/06/30      50668.98                    35672.68
  1996/07/31      49241.68                    34096.66
  1996/08/31      49636.47                    34815.76
  1996/09/30      51974.80                    36775.19
  1996/10/31      53766.51                    37789.45
  1996/11/30      57987.66                    40645.96
  1996/12/31      56560.62                    39840.76
  1997/01/31      59348.59                    42330.01
  1997/02/28      59845.30                    42661.88
  1997/03/31      56881.08                    40908.90
  1997/04/30      59412.68                    43351.17
  1997/05/31      63049.87                    45990.39
  1997/06/30      64972.61                    48050.75
  1997/07/31      69763.44                    51874.15
  1997/08/31      67167.74                    48968.16
  1997/09/30      69779.46                    51650.15
  1997/10/31      68257.29                    49925.03
IMATRL PRASUN   SHR__CHT 19971031 19971126 114405 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on November 18, 1987, when the fund started. As the chart shows, by October 31, 1997, the value of the investment would have been $68,257
- a 582.57% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,925 - a 399.25% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the 12-month period that ended October 31, 1997, the fund's Class A, Class T and Class B shares returned 27.58%, 27.43%, and 26.95%, respectively. The growth funds average, as tracked by Lipper Analytical Services, returned 27.28% during that period, while the Standard & Poor's 500 Index returned 32.11%. For the 12-month period that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares returned 22.32%, 22.13%, 21.63% and 22.13%, respectively. The Lipper group and S&P 500 returned 22.00% and 28.51%, respectively.
Q. WHAT MARKET SECTORS HELPED THE FUND'S PERFORMANCE?
A. Over the year ended October 31, stocks in the technology, basic industries and consumer nondurable sectors had the biggest impact on performance. Despite the stigma of litigation, tobacco and consumer nondurable giant Philip Morris was the single biggest contributor to the fund's performance during the period. Strong growth in personal computer sales and corporate spending on telecommunications and networking hardware propelled the fund's technology positions to healthy gains. Compaq Computer, for instance, reported strong unit growth - a key to success given the lack of pricing power in the industry.
Q. HOW DID THE INVESTMENT CLIMATE DURING THE PERIOD AFFECT THE FUND?
A. The past year has been a very favorable environment for U.S. stocks, and the fund has certainly benefited. For the full period, large-capitalization U.S. companies continued to be among the best investments available. I have had about two-thirds of the fund's assets invested in companies with market capitalizations greater than $15 billion, which was the strongest segment of the market for much of the period.
Q. HAVE YOU SEEN ANY IMPORTANT CHANGES IN THE EQUITY MARKET?
A. One of the more significant equity market changes was the resurgence of small stocks relative to larger stocks during August, September and October. This shift, I believe, was due to several factors. First, when the Federal Reserve Board starts raising interest rates as it did this past spring, investors typically take refuge in those stocks with lower, more conservative valuations, which small-cap stocks had when rates began climbing. Second, large-cap companies have recently seen their earnings growth slow. The valuation levels of many large-cap companies, particularly in the consumer and technology sector, were based upon continued strength in earnings growth. Third, small-cap stocks have historically outperformed when economic strength is broadening and accelerating, especially after an economic slowdown like we had in the first three quarters of 1996.
Q. WHAT IMPLICATIONS DO THE FALTERING SOUTHEAST ASIAN ECONOMIES HAVE FOR THE U.S. STOCK MARKET AND FOR THE FUND ITSELF?
A. U.S. investors face three main risks from the economic problems in Southeast Asia. The first is that the widespread financial problems could push the region, including China, into a recession. This in turn would slow world economic growth, including that of the United States. The second risk is that currency devaluations could escalate and ultimately lead to a slowdown in world trade. Over the past several months, many Southeast Asian countries have tried to reverse their economic deterioration by devaluing their currencies. Cheaper currency reduces the price of exports, thereby allowing a country to sell more goods - which increases factory utilization and improves the economy. The problem is that all the economies of Southeast Asia are heavily dependent on exporting. For example, Thailand's export-share gain may be South Korea's share loss. The risk is that the countries in Southeast Asia may embark upon another round of competitive currency devaluations that ultimately forces other export-based countries around the world to react. The final risk is that the bank crisis in the region could escalate as real estate prices fall. A significant portion of bank lending activity has involved real estate projects.
Q. DID YOU MAKE ANY ADJUSTMENTS TO THE PORTFOLIO DURING THE RECENT
MARKET DECLINE?
A. I didn't make any significant changes to the fund during the October decline. The Asian crisis has not yet resulted in any great opportunities to purchase companies at bargain prices in the U.S. Although the Dow Jones Industrial Average fell over 1,000 points from its peak this past August to its low in October - just as it did in October 1987 - the U.S. stock market is not even close to offering the same type of bargains that were available 10 years ago. Despite the fact that the Dow decreased over 13% from its August peak to its October low, many stocks were still selling at the top-end of their historic valuations. However, I continue to monitor the situation in Southeast Asia - particularly Hong Kong - for attractive opportunities.
Q. HOW DID THE FUND'S BOND AND CASH HOLDINGS AFFECT PERFORMANCE?
A. Relative to the performance of the S&P 500, the bond and cash holdings hurt performance over the 12 months ended October 31. The allocations to bonds reduced the return of the fund by approximately 2%. Compared to the S&P 500, the allocation to cash reduced the return of the fund by about 2%. Over the past year, the equity holdings in the fund returned 34.12%, outperforming the S&P 500 return of 32.11%.
Q. WHY DOES THE FUND OWN BONDS?
A. The fund owns bonds because they are currently among the most undervalued and attractively priced financial assets. Four years ago, the 30-year Treasury bond yield was 5.8%. Since then, inflation has declined and industrial capacity has, on average, grown in line with demand, both factors that should relieve pressure on interest rates. In spite of this, prices on the 30-year Treasury bond remained below their level of four years ago. In addition, one potential shock to the economy that could disrupt the stock market is deflation. In this scenario, the prices of products and services fall, the economy begins to slow and earnings decline. Though I consider this development somewhat unlikely, Treasury bonds would be the best assets to own under these circumstances.
Q. THE FUND'S FISCAL YEAR-END HAS BEEN CHANGED FROM OCTOBER 31 TO NOVEMBER 30. CAN YOU GIVE AN UPDATE ON MARKET EVENTS IN THE MONTH OF NOVEMBER AND HOW THEY AFFECTED THE FUND?
A. The Asian currency crises continued to be the big story through November, causing very high market volatility not only in that region, but also in Europe and the U.S. The fund has fared comparatively well amidst all this, for a couple of reasons. First, equity market turmoil has turned investors' attention a bit more toward bonds - which has benefited the fund's bond positions - and interest rates have moved lower. Many of the fund's top holdings have been financial stocks, and they have benefited from their interest-rate sensitivity. Second, the fund owned fewer of the smaller and more commodity-oriented semiconductor and technology stocks that have fallen so sharply on concerns over the events in Asia.
Q. WHAT'S YOUR OUTLOOK?
A. I have positioned the fund with two scenarios in mind. The first is what many call the "Goldilocks" economy, in which the economy grows not too slow, not too fast, but just right. Also in this scenario, inflation remains subdued, corporate profits grow steadily and the stock market grows along with corporate profits. Another possibility is that of deflation, which I mentioned earlier. I'll try to take advantage of a low inflation environment by focusing the fund on four areas: (1) innovative companies in the technology, health care and telecommunications sectors with strong unit growth; (2) financial-sector companies that stand to benefit from lower interest rates; (3) strong global-oriented companies; and (4) industries in which consolidation is occurring and growth rates are strong. Shareholders should keep in mind that there will always be short-term market fluctuations. It's important to remain focused on the long-term, and I feel I've positioned the fund to weather any type of investment climate over the next five to 10 years.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN AVERY'S INVESTMENT
PHILOSOPHY ON . . .
COMPANIES. "When I'm looking for
a good buying opportunity, my main
consideration is whether a company
has the potential to improve its
earnings growth. Companies that
are restructuring themselves -
either through cost-cutting, selling
non-profitable subdivisions or
making logical acquisitions - are
frequently good candidates. I also
like companies that have
competitive market positions that
allow for pricing stability and
economies of scale. This can
reduce expenses, while
improving the bottom line to the
shareholder."
EARNINGS. "I want to buy
companies that are doing proactive
things to boost their earnings. If I
know that steel prices are going to
be down for three consecutive
quarters, and that steel company
earnings will be down for that time
as well, that's not something I'm
attracted to. If a pharmaceutical
company, however, has a promising
product in its pipeline that I feel
will enhance future earnings, that
company becomes a possibility."
SECTORS. "Two areas that are
well-represented among the fund's
top holdings are the finance and
health care groups. Many banks
have been utilizing the proactive
approaches I described above, while
the health care sector remains
exciting. Pharmaceutical
companies have impressive
pipelines of products and
demographics - the aging of
America - could ensure that
demand meets supply."
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of October 31, 1997,
more than $2.9 billion
MANAGER: Bettina Doulton,
since 1996; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997

                               % OF FUND'S INVESTMENTS AS OF

                                                               OCTOBER 31, 1997   APRIL 30, 1997

PHILIP MORRIS                  6.0                             5.7                7.2
 COMPANIES, INC.

FEDERAL NATIONAL               5.0                             4.8                5.0
 MORTGAGE ASSOCIATION

FLEET FINANCIAL GROUP, INC.    3.0                             2.9                3.1

COLUMBIA/HCA                   2.9                             2.5                2.0
 HEALTHCARE CORP.

FEDERAL HOME LOAN              2.8                             2.7                2.7
 MORTGAGE CORPORATION

GENERAL MOTORS CORP.           1.9                             2.3                2.6

HOME DEPOT, INC.               1.9                             2.0                0.9

WAL-MART STORES, INC.          1.8                             1.6                1.4

VODAFONE GROUP PLC             1.6                             1.4                1.6
 SPONSORED ADR

INTERNATIONAL BUSINESS         1.6                             1.7                3.5
 MACHINES CORP.


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
      % OF FUND'S INVESTMENTS AS OF

                            OCTOBER 31, 1997   APRIL 30, 1997

FINANCE              18.8   18.4               16.5

TECHNOLOGY           10.7   11.3               14.4

RETAIL & WHOLESALE   8.0    8.1                5.4

HEALTH               7.9    7.3                5.8

UTILITIES            7.2    6.3                6.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
 AS OF NOVEMBER 30, 1997 * AS OF OCTOBER 31, 1997 ** AS OF APRIL 30,
1997 ***
ROW: 1, COL: 1, VALUE: 7.6
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 80.3
ROW: 1, COL: 1, VALUE: 7.1
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 80.8
ROW: 1, COL: 1, VALUE: 7.6
ROW: 1, COL: 2, VALUE: 12.9
ROW: 1, COL: 3, VALUE: 79.5
STOCKS 80.3%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 7.9%
STOCKS 80.8%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.1%
FOREIGN
INVESTMENTS 8.0%
STOCKS 79.5%
BONDS 12.9%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 8.1%
**
*
***
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 80.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.0%
Boeing Co.   20,500 $ 1,089
Gulfstream Aerospace Corp. (a)  235,800  6,926
  8,015
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   1,497,700  83,778
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  105,400  2,991
Newport News Shipbuilding, Inc.   324,000  7,857
  10,848
TOTAL AEROSPACE & DEFENSE   102,641
BASIC INDUSTRIES - 3.3%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   333,800  25,598
Dow Chemical Co.   92,700  9,154
du Pont (E.I.) de Nemours & Co.   3,735,100  226,207
Raychem Corp.   1,439,600  136,132
Union Carbide Corp.   1,577,800  69,621
  466,712
PACKAGING & CONTAINERS - 0.7%
Bemis Co., Inc.   298,300  12,566
Corning, Inc.   1,353,600  57,444
Owens-Illinois, Inc. (a)  2,292,200  77,648
  147,658
PAPER & FOREST PRODUCTS - 0.4%
Boise Cascade Corp.   608,100  20,485
Champion International Corp.   747,000  40,011
International Paper Co.   93,700  4,445
Willamette Industries, Inc.   503,800  17,696
  82,637
TOTAL BASIC INDUSTRIES   697,007
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.3%
CONSTRUCTION - 1.0%
Centex Corp.   543,700 $ 34,457
D.R. Horton, Inc.   1,689,780  30,099
Fleetwood Enterprises, Inc. (c)  2,038,852  72,762
Kaufman & Broad Home Corp. (c)  2,614,000  56,691
U.S. Home Corp.   560,100  20,794
  214,803
ENGINEERING - 0.3%
Fluor Corp.   1,767,600  63,523
TOTAL CONSTRUCTION & REAL ESTATE   278,326
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.8%
Circuit City Stores, Inc. - CarMax Group  129,700  1,548
Cummins Engine Co., Inc.   612,600  39,436
Discount Auto Parts, Inc. (a)(c)  947,000  17,697
Federal-Mogul Corp.   307,100  12,630
General Motors Corp.   6,738,739  411,063
Gentex Corp. (a)  267,900  6,631
Goodyear Tire & Rubber Co.   396,200  24,044
Honda Motor Co. Ltd.   377,000  13,627
Magna International, Inc. Class A  831,000  52,344
Superior Industries International, Inc.   848,100  22,051
  601,071
CONSUMER ELECTRONICS - 0.6%
Newell Co.   600,900  24,524
Philips Electronics NV  490,000  32,830
Philips Electronics NV (Bearer)  1,149,700  75,876
  133,230
TEXTILES & APPAREL - 0.6%
Burlington Industries, Inc. (a)  1,068,000  15,486
Liz Claiborne, Inc.   686,800  34,512
NIKE, Inc. Class B  1,298,200  63,206
Reebok International Ltd. (a)  202,400  7,957
  121,161
TOTAL DURABLES   855,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 5.3%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,189,200 $ 37,460
OIL & GAS - 5.1%
Amerada Hess Corp.   545,300  30,537
Atlantic Richfield Co.   719,400  58,631
British Petroleum PLC ADR  2,599,126  215,727
Burlington Resources, Inc.   2,852,865  126,953
Elf Aquitaine SA sponsored ADR  287,447  16,456
Enron Oil & Gas Co.   256,500  4,890
Kerr-McGee Corp.   420,200  27,865
Mobil Corp.   18,100  1,302
Occidental Petroleum Corp.   4,296,100  127,540
Phillips Petroleum Co.   50,000  2,422
Royal Dutch Petroleum Co.   5,064,800  266,852
Santa Fe Energy Resources, Inc.   419,600  4,694
Tosco Corp.   4,277,500  139,286
Total SA Class B  197,574  20,737
Total SA sponsored ADR  435,352  22,883
Valero Energy Corp.   428,400  13,441
  1,080,216
TOTAL ENERGY   1,117,676
FINANCE - 18.8%
BANKS - 1.4%
Credit Suisse Group (Reg.)  612,400  89,506
NationsBank Corp.   1,652,500  99,253
Providian Financial Corp.   2,484,800  109,487
  298,246
CREDIT & OTHER FINANCE - 3.3%
CIT Group, Inc. Class A  451,100  13,702
Fleet Financial Group, Inc.   9,706,510  641,236
Green Tree Financial Corp.   1,025,600  31,409
Money Store, Inc.   451,100  11,306
  697,653
FEDERAL SPONSORED CREDIT - 7.8%
Federal Home Loan Mortgage Corporation  14,533,200  599,494
Federal National Mortgage Association  20,377,220  1,076,172
  1,675,666
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 5.8%
AFLAC, Inc.   477,950 $ 22,045
Aegon NV (Reg.)  80,484  6,841
Allmerica Financial Corp.   912,000  44,232
Allstate Corp.   3,459,982  297,126
American International Group, Inc.   2,354,775  237,391
CIGNA Corp.   1,067,800  178,590
General Re Corp.   239,500  47,541
Loews Corp.   698,100  74,086
MGIC Investment Corp.   2,279,800  133,226
PMI Group, Inc.   1,468,900  95,478
Provident Companies, Inc.   180,400  5,919
Reliastar Financial Corp.   479,200  17,730
Stirling Cooke Brown Holdings Ltd.   10,500  255
Torchmark Corp.   1,485,200  60,615
Travelers Property Casualty Corp. Class A  289,100  11,492
UNUM Corp.   134,200  6,366
  1,238,933
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   365,740  32,780
Ocwen Financial Corp. (a)  56,000  1,358
  34,138
SECURITIES INDUSTRY - 0.3%
Affiliated Managers Group, Inc.   73,600  1,840
United Asset Management Corp.   2,447,700  63,793
  65,633
TOTAL FINANCE   4,010,269
HEALTH - 7.9%
DRUGS & PHARMACEUTICALS - 2.9%
American Home Products Corp.   1,634,500  114,211
Amgen, Inc.   964,800  49,325
Astra AB Class A Free shares  6,517,066  113,028
COR Therapeutics, Inc. (a)  64,500  1,467
Gilead Sciences, Inc. (a)  71,700  2,474
Ligand Pharmaceuticals, Inc. Class B (a)  34,600  441
Medimmune, Inc. (a)  46,200  1,767
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Merck & Co., Inc.   298,100 $ 28,189
Novartis AG (Reg.)  72,325  115,493
Schering-Plough Corp.   2,871,500  180,007
Sepracor, Inc. (a)  222,200  8,194
  614,596
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   104,840  3,322
Bard (C.R.), Inc.   1,074,600  32,171
Baxter International, Inc.   344,600  17,445
Biomet, Inc.   1,145,100  27,339
Johnson & Johnson  194,200  12,223
St. Jude Medical, Inc. (a)  1,775,100  52,587
  145,087
MEDICAL FACILITIES MANAGEMENT - 4.3%
AmeriPath, Inc.   6,800  114
Columbia/HCA Healthcare Corp.   20,665,763  609,640
Humana, Inc. (a)  5,083,900  112,799
Tenet Healthcare Corp. (a)  4,055,400  128,505
United HealthCare Corp.   1,508,600  78,542
  929,600
TOTAL HEALTH   1,689,283
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   804,750  20,722
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  90,500  2,240
Alcatel Alsthom Compagnie Generale d'Electricite SA  737,500  92,391
Cherry Corp.:
 Class A (a)(c)  537,300  7,992
 Class B (a)(c)  368,300  5,248
Emerson Electric Co.   282,200  15,521
General Electric Co.   1,688,600  124,534
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Grainger (W.W.), Inc.   135,300 $ 12,668
Scientific-Atlanta, Inc.   718,600  14,372
Westinghouse Electric Corp.   1,046,100  31,383
  306,349
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Caterpillar, Inc.   2,002,300  95,985
Ultratech Stepper, Inc.  (a)(c)  1,306,700  32,178
  128,163
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   433,741  15,479
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   449,991
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.7%
Comcast Corp. Class A  144,600  4,031
Comcast Corp. Class A special  262,700  7,356
Cox Communications, Inc. Class A (a)  414,400  14,064
HSN, Inc. (a)  57,505  2,566
TCI Group Class A  1,217,527  27,889
Tele-Communications, Inc. (TCI) (Ventures Group) Series A  2,053,373
46,457
Time Warner, Inc.   863,300  50,287
  152,650
ENTERTAINMENT - 0.9%
Cedar Fair LP (depositary unit)  1,362,000  36,178
King World Productions, Inc.   269,600  14,659
MGM Grand, Inc.  (a)  48,100  1,882
Royal Caribbean Cruises Ltd.   1,972,100  94,661
Viacom, Inc.:
 Class A (a)  510,300  17,733
 Class B (non-vtg.) (a)  522,800  18,298
  183,411
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   808,500  83,497
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a)  1,462,400 $ 30,162
HFS, Inc. (a)  1,032,800  70,876
Harrah's Entertainment, Inc. (a)  474,300  9,516
Mirage Resorts, Inc. (a)  2,016,200  47,885
Rio Hotel & Casino, Inc. (a)  145,700  3,041
Sun International Hotels Ltd. Ord. (a)  1,124,000  42,642
  204,122
PUBLISHING - 0.4%
Cognizant Corp.   517,200  22,175
Petersen Companies, Inc. Class A  9,500  171
US WEST Media Group (a)  2,068,700  54,950
  77,296
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  325,100  4,795
McDonald's Corp.   1,738,700  84,327
Papa John's International, Inc. (a)  190,700  6,341
Tricon Global Restaurants, Inc. (a)  20,010  677
Wendy's International, Inc.   2,405,100  50,507
  146,647
TOTAL MEDIA & LEISURE   847,623
NONDURABLES - 6.8%
BEVERAGES - 0.1%
PepsiCo, Inc.   200,100  7,379
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   124,100  3,242
TOBACCO - 6.7%
Philip Morris Companies, Inc.   29,418,600  1,279,709
RJR Nabisco Holdings Corp.   4,051,760  147,636
  1,427,345
TOTAL NONDURABLES   1,437,966
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   150,100  2,467
Newmont Mining Corp.   590,481  17,751
  20,218
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 8.0%
APPAREL STORES - 0.4%
Gap, Inc.   695,300 $ 37,329
TJX Companies, Inc.   1,326,800  45,775
  83,104
DRUG STORES - 0.0%
CVS Corp.   54,500  3,617
GENERAL MERCHANDISE STORES - 2.2%
Federated Department Stores, Inc. (a)  1,561,513  71,147
Proffitts, Inc. (a)  799,800  24,444
Wal-Mart Stores, Inc.   9,353,600  373,559
  469,150
GROCERY STORES - 0.4%
Safeway, Inc. (a)  1,388,300  84,339
RETAIL & WHOLESALE, MISCELLANEOUS - 5.0%
Circuit City Stores, Inc. - Circuit City Group  4,585,300  150,455
Corporate Express, Inc.   835,500  13,055
Home Depot, Inc.   7,141,850  399,497
Lowe's Companies, Inc.   6,472,400  297,326
Officemax, Inc. (a)  2,459,325  34,584
Office Depot, Inc. (a)  713,700  16,861
PEAPOD, Inc.   48,200  380
Rex Stores Corp.  (a)  336,000  3,822
Staples, Inc. (a)  1,403,000  39,547
Toys "R" Us, Inc. (a)  1,672,500  57,074
U.S. Office Products Co. (a)  1,107,300  22,008
Viking Office Products, Inc. (a)  996,500  23,106
  1,057,715
TOTAL RETAIL & WHOLESALE   1,697,925
SERVICES - 0.2%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   229,650  11,009
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc. (a)   57,100  1,916
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   114,100  4,022
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 0.1%
Reuters Holdings PLC ADR Class B  393,200 $ 26,590
TOTAL SERVICES   43,537
TECHNOLOGY - 10.7%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp.   570,900  15,129
COMPUTER SERVICES & SOFTWARE - 2.7%
Automatic Data Processing, Inc.   842,300  47,379
CUC International, Inc. (a)  1,916,000  55,085
Ceridian Corp. (a)  1,380,700  60,578
CompUSA, Inc. (a)  554,500  20,274
E Trade Group, Inc. (a)  434,300  10,885
Electronic Data Systems Corp.   2,921,100  111,002
Electronics for Imaging, Inc. (a)  456,400  22,021
First Data Corp.   1,542,900  43,683
Microsoft Corp. (a)  659,800  93,362
Netscape Communications Corp. (a)  11,700  333
Oracle Corp. (a)  1,176,525  39,193
PRT Group, Inc.   97,400  1,303
Paychex, Inc.   290,000  11,890
Policy Management Systems Corp. (a)(c)  932,250  60,247
  577,235
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Compaq Computer Corp.   2,995,400  187,025
Hewlett-Packard Co.   1,018,000  62,162
Ingram Micro, Inc. Class A (a)  170,000  5,153
International Business Machines Corp.   3,063,200  335,612
Quantum Corp. (a)  229,100  6,100
SCI Systems, Inc. (a)(c)  3,049,700  139,714
Tech Data Corp. (a)  1,007,300  40,670
Western Digital Corp. (a)  375,800  7,587
  784,023
ELECTRONIC INSTRUMENTS - 0.7%
Applied Materials, Inc. (a)  150,000  4,950
Cognex Corp. (a)  372,600  9,921
Lam Research Corp. (a)(c)  2,110,500  64,634
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Novellus Systems, Inc. (a)  320,800 $ 12,070
Thermo Electron Corp. (a)  1,071,300  39,437
Varian Associates, Inc.   351,000  20,270
  151,282
ELECTRONICS - 3.5%
AMP, Inc.   2,162,400  93,929
Intel Corp.   2,917,100  226,440
International Manufacturing Services, Inc. Class A 16,200 164 Methode Electronics, Inc. Class A 609,500 9,904
Micron Technology, Inc. (a)  4,214,200  104,828
Molex, Inc.   403,325  14,016
Motorola, Inc.   467,200  29,375
Solectron Corp. (a)(c)  7,193,900  262,128
Thomas & Betts Corp.   293,800  13,331
Uniphase Corp. (a)  64,200  2,576
  756,691
TOTAL TECHNOLOGY   2,284,360
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  195,500  8,113
RAILROADS - 0.3%
Bombardier, Inc. Class B  571,800  11,805
Burlington Northern Santa Fe Corp.   182,600  16,708
CSX Corp.   715,900  37,450
  65,963
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR 539,500 12,678 Stolt-Nielsen SA 274,900 6,220
  18,898
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   120,400  3,251
Yellow Corp. (a)  613,600  16,184
  19,435
TOTAL TRANSPORTATION   112,409
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 7.2%
CELLULAR - 2.4%
AirTouch Communications, Inc.   4,139,000 $ 162,456
Century Telephone Enterprises, Inc.   170,000  7,831
Vodafone Group PLC sponsored ADR  5,133,600  338,817
  509,104
ELECTRIC UTILITY - 0.4%
American Electric Power Co., Inc.   751,900  37,266
Entergy Corp.   1,104,800  28,725
Houston Industries, Inc.   138,900  3,290
Niagara Mohawk Power Corp. (a)  468,200  4,477
PECO Energy Co.   98,500  2,395
PG&E Corp.   332,819  9,402
  85,555
GAS - 0.0%
Enron Corp.   365,600  14,167
TELEPHONE SERVICES - 4.4%
AT&T Corp.   810,400  45,281
Ameritech Corp.   693,400  53,435
Bell Atlantic Corp.   995,546  88,853
BellSouth Corp.   1,265,700  69,297
Deutsche Telekom AG  442,800  9,029
France Telecom SA  84,800  3,112
MCI Communications Corp.   7,396,900  325,001
SBC Communications, Inc.   1,062,100  77,334
Sprint Corp.   3,662,300  214,473
Telebras sponsored ADR  293,600  30,645
WorldCom, Inc. (a)  572,800  18,330
  934,790
TOTAL UTILITIES   1,543,616
TOTAL COMMON STOCKS
(Cost $11,716,632)   17,209,031
U.S. TREASURY OBLIGATIONS - 12.1%
 PRINCIPAL  VALUE (NOTE 1)
 AMOUNT (000S) (000S)
stripped principal:
 0%, 2/15/19 $ 617,000 $ 168,503
 0%, 8/15/19  420,000  111,245
 0%, 8/15/20  1,211,300  302,122
 0%, 8/15/21  212,000  49,625
6 1/4%, 8/15/23  300,750  305,589
7 5/8%, 11/15/22  106,000  125,991
8 1/8%, 8/15/19  1,229,000  1,519,929
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,285,788)   2,583,004
CASH EQUIVALENTS - 7.1%
 SHARES

Taxable Central Cash Fund (b)
(Cost $1,520,590)  1,520,590,378  1,520,590
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $15,523,010)   $ 21,312,625
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $15,532,207,000. Net unrealized appreciation aggregated $5,780,418,000, of which $6,127,955,000 related to appreciated investment securities and $347,537,000 related to depreciated investment securities.
The fund hereby designates approximately $66,000 as a capital gain dividend for the purpose of the dividend paid deduction.
INVESTMENTS OCTOBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 80.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.2%
Boeing Co.   601,100 $ 28,778
Gulfstream Aerospace Corp. (a)  235,800  6,838
  35,616
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   1,661,200  90,120
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  117,900  3,183
Newport News Shipbuilding, Inc.   343,600  7,388
  10,571
TOTAL AEROSPACE & DEFENSE   136,307
BASIC INDUSTRIES - 3.4%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   358,300  27,231
du Pont (E.I.) de Nemours & Co.   3,812,100  216,813
Raychem Corp.   1,439,600  130,374
Union Carbide Corp.   1,577,800  72,085
  446,503
PACKAGING & CONTAINERS - 0.7%
Bemis Co., Inc.   254,600  9,707
Corning, Inc.   1,435,000  64,754
Owens-Illinois, Inc. (a)  2,292,200  79,081
  153,542
PAPER & FOREST PRODUCTS - 0.5%
Boise Cascade Corp.   701,600  24,293
Champion International Corp.   867,100  47,853
International Paper Co.   153,900  6,926
Ivex Packaging Corp.   24,200  511
Willamette Industries, Inc.   503,800  16,657
  96,240
TOTAL BASIC INDUSTRIES   696,285
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.2%
CONSTRUCTION - 0.9%
Centex Corp.   564,500 $ 33,023
D.R. Horton, Inc.   1,689,780  25,347
Fleetwood Enterprises, Inc. (c)  2,038,852  61,803
Kaufman & Broad Home Corp. (c)  2,614,000  55,711
U.S. Home Corp.   560,100  19,883
  195,767
ENGINEERING - 0.3%
Fluor Corp.   1,533,800  63,078
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Imperial Credit Commercial Mortgage Investment Corp.   14,600  241
TOTAL CONSTRUCTION & REAL ESTATE   259,086
DURABLES - 4.4%
AUTOS, TIRES, & ACCESSORIES - 3.3%
Circuit City Stores, Inc. - CarMax Group  129,700  1,800
Cummins Engine Co., Inc.   612,600  37,330
Discount Auto Parts, Inc. (a)(c)  947,000  19,828
Federal-Mogul Corp.   378,600  16,020
General Motors Corp.   7,453,639  478,430
Gentex Corp. (a)  273,000  6,688
Goodyear Tire & Rubber Co.   396,200  24,812
Honda Motor Co. Ltd.   528,000  17,761
Magna International, Inc. Class A  831,000  54,812
Stoneridge, Inc.   16,900  275
Superior Industries International, Inc.   936,000  24,979
  682,735
CONSUMER ELECTRONICS - 0.4%
Newell Co.   600,900  23,060
Philips Electronics NV  202,400  15,863
Philips Electronics NV (Bearer)  576,500  45,053
  83,976
TEXTILES & APPAREL - 0.7%
Big Dog Holdings, Inc.   9,200  130
Burlington Industries, Inc. (a)  1,175,600  17,560
Liz Claiborne, Inc.   616,100  31,229
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
NIKE, Inc. Class B  1,563,100 $ 73,466
Reebok International Ltd.   202,400  7,463
  129,848
TOTAL DURABLES   896,559
ENERGY - 5.6%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,209,800  43,931
OIL & GAS - 5.4%
Amerada Hess Corp.   545,300  33,502
Atlantic Richfield Co.   762,900  62,796
British Petroleum PLC ADR  2,683,173  235,448
Burlington Resources, Inc.   2,852,865  139,612
Dril-Quip, Inc.   1,100  39
Elf Aquitaine SA sponsored ADR  287,447  17,750
Enron Oil & Gas Co.   315,900  6,654
Kerr-McGee Corp.   420,200  28,390
Mobil Corp.   197,600  14,388
Occidental Petroleum Corp.   3,473,300  96,818
Phillips Petroleum Co.   50,000  2,419
Royal Dutch Petroleum Co.   5,064,800  266,535
Santa Fe Energy Resources, Inc.   462,200  6,037
Tosco Corp.   4,277,500  141,158
Total SA Class B  149,374  16,548
Total SA sponsored ADR  435,352  24,162
Union Pacific Resources Group, Inc.   89,100  2,194
Valero Energy Corp.   428,400  12,906
  1,107,356
TOTAL ENERGY   1,151,287
FINANCE - 18.4%
BANKS - 1.2%
Credit Suisse Group (Reg.)  612,400  86,375
NationsBank Corp.   1,127,800  67,527
Providian Financial Corp.   2,471,800  91,457
  245,359
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.1%
Fleet Financial Group, Inc.   9,229,810 $ 593,592
Green Tree Financial Corp.   1,057,200  44,535
  638,127
FEDERAL SPONSORED CREDIT - 7.5%
Federal Home Loan Mortgage Corporation  14,589,400  552,573
Federal National Mortgage Association  20,377,220  987,022
  1,539,595
INSURANCE - 6.2%
AFLAC, Inc.   477,950  24,316
Aegon NV (Reg.)  440,484  35,019
Allmerica Financial Corp.   912,000  42,750
Allstate Corp.   3,459,982  286,962
American International Group, Inc.   2,354,775  240,334
CIGNA Corp.   987,300  156,383
Equitable of Iowa Companies   424,700  27,801
General Re Corp.   239,500  47,226
Loews Corp.   698,100  77,969
MGIC Investment Corp.   2,406,000  145,112
PMI Group, Inc.   1,468,900  88,777
Provident Companies, Inc.   180,400  6,021
Reliastar Financial Corp.   552,000  20,631
Torchmark Corp.   1,485,200  59,222
Travelers Property Casualty Corp. Class A  172,600  6,235
UNUM Corp.   134,200  6,542
  1,271,300
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.   365,740  31,728
Ocwen Financial Corp. (a)  28,000  1,538
  33,266
SECURITIES INDUSTRY - 0.3%
United Asset Management Corp.   2,447,700  64,864
TOTAL FINANCE   3,792,511
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 7.3%
DRUGS & PHARMACEUTICALS - 2.6%
American Home Products Corp.   1,108,900 $ 82,197
Amgen, Inc.   988,200  48,669
Astra AB Class A Free shares  6,517,066  104,897
COR Therapeutics, Inc. (a)  64,500  1,439
Gilead Sciences, Inc. (a)  71,700  2,447
Ligand Pharmaceuticals, Inc. Class B (a)  34,600  506
Medimmune, Inc. (a)  46,200  1,842
Merck & Co., Inc.   298,100  26,605
Novartis AG (Reg.)  72,325  113,414
Schering-Plough Corp.   2,871,500  160,984
Sepracor, Inc. (a)  50,700  1,819
  544,819
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   104,840  2,909
Bard (C.R.), Inc.   1,074,600  29,820
Baxter International, Inc.   344,600  15,938
Biomet, Inc.   1,145,100  28,556
Johnson & Johnson  147,800  8,480
St. Jude Medical, Inc. (a)  1,732,200  52,507
  138,210
MEDICAL FACILITIES MANAGEMENT - 4.0%
AmeriPath, Inc.   21,200  350
Columbia/HCA Healthcare Corp.   18,409,563  520,070
Humana, Inc. (a)  5,083,900  106,762
Tenet Healthcare Corp. (a)  4,055,400  123,943
United HealthCare Corp.   1,508,600  69,867
  820,992
TOTAL HEALTH   1,504,021
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   804,750  21,628
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  90,500  2,200
Alcatel Alsthom Compagnie Generale d'Electricite SA 737,500 88,853 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Cherry Corp.:
 Class A (a)(c)  537,300 $ 8,261
 Class B (a)(c)  368,300  5,571
Emerson Electric Co.   282,200  14,798
General Electric Co.   1,688,600  109,020
Grainger (W.W.), Inc.   135,300  11,830
Scientific-Atlanta, Inc.   718,600  13,339
Westinghouse Electric Corp.   1,137,300  30,068
  283,940
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Caterpillar, Inc.   2,327,800  119,300
Ultratech Stepper, Inc. (a)(c)  1,306,700  35,607
  154,907
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   433,741  14,096
Casella Waste Systems, Inc. Class A  50,700  1,122
  15,218
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   454,065
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.7%
Comcast Corp. Class A  144,600  3,940
Comcast Corp. Class A special  216,600  5,956
Cox Communications, Inc. Class A (a)  414,400  12,743
HSN, Inc. (a)  194,205  7,768
TCI Group Class A  1,217,527  27,927
Tele-Communications, Inc. (TCI) (Ventures Group) Series A (a)
1,537,973  35,469
Time Warner, Inc.   863,300  49,802
  143,605
ENTERTAINMENT - 0.8%
Cedar Fair LP (depositary unit)  681,000  33,326
King World Productions, Inc.   238,700  11,279
MGM Grand, Inc. (a)  48,100  2,110
Royal Caribbean Cruises Ltd.   2,038,800  94,677
Viacom, Inc. Class A (a)  423,800  12,661
Viacom, Inc. Class B (non-vtg.) (a)  522,800  15,815
  169,868
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   932,700 $ 80,565
LODGING & GAMING - 1.0%
Circus Circus Enterprises, Inc. (a)  1,462,400  32,539
HFS, Inc. (a)  986,400  69,541
Harrah's Entertainment, Inc. (a)  579,600  11,411
Mirage Resorts, Inc. (a)  2,016,200  50,405
Rio Hotel & Casino, Inc. (a)  145,700  3,196
Sun International Hotels Ltd. Ord. (a)  1,124,000  40,464
  207,556
PUBLISHING - 0.3%
Cognizant Corp.   517,200  20,268
Petersen Companies, Inc. Class A  20,600  407
US WEST Media Group (a)  1,751,000  44,213
  64,888
RESTAURANTS - 0.8%
Brinker International, Inc. (a)  325,100  4,551
Lone Star Steakhouse Saloon (a)  919,000  21,252
McDonald's Corp.   1,738,700  77,915
Papa John's International, Inc. (a)  190,700  5,638
Tricon Global Restaurants, Inc. (a)  20,010  607
Wendy's International, Inc.   2,149,800  45,146
  155,109
TOTAL MEDIA & LEISURE   821,591
NONDURABLES - 6.4%
BEVERAGES - 0.1%
PepsiCo, Inc.   200,100  7,366
FOODS - 0.0%
American Italian Pasta Co. Series A  15,500  326
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   172,700  4,674
TOBACCO - 6.3%
Philip Morris Companies, Inc.   29,415,600  1,165,593
RJR Nabisco Holdings Corp.   4,241,960  134,417
  1,300,010
TOTAL NONDURABLES   1,312,376
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   150,100 $ 3,075
Newmont Mining Corp.   590,481  20,667
  23,742
RETAIL & WHOLESALE - 8.1%
APPAREL STORES - 0.4%
Gap, Inc.   739,600  39,337
TJX Companies, Inc.   1,326,800  39,306
  78,643
DRUG STORES - 0.0%
CVS Corp.   107,900  6,616
GENERAL MERCHANDISE STORES - 2.1%
Federated Department Stores, Inc. (a)  1,561,513  68,707
Proffitts, Inc. (a)  799,800  22,944
Wal-Mart Stores, Inc.   9,353,600  328,545
  420,196
GROCERY STORES - 0.4%
Safeway, Inc. (a)  1,484,000  86,258
RETAIL & WHOLESALE, MISCELLANEOUS - 5.2%
Circuit City Stores, Inc. - Circuit City Group  4,585,300  182,839
Corporate Express, Inc.   835,500  12,271
Home Depot, Inc.   7,373,150  410,131
Lowe's Companies, Inc.   6,472,400  269,414
Officemax, Inc. (a)  2,459,325  32,893
Office Depot, Inc. (a)  713,700  14,720
PEAPOD, Inc.   48,200  458
Rex Stores Corp. (a)  336,000  3,885
Staples, Inc. (a)  1,403,000  36,829
Toys "R" Us, Inc. (a)  1,738,300  59,211
U.S. Office Products Co. (a)  738,200  23,069
Viking Office Products, Inc. (a)  996,500  23,854
  1,069,574
TOTAL RETAIL & WHOLESALE   1,661,287
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.2%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   229,650 $ 10,908
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc. (a)  57,100  1,567
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   223,700  7,298
SERVICES - 0.1%
Boron LePore & Associates, Inc.   12,800  312
Reuters Holdings PLC ADR Class B  393,200  25,853
  26,165
TOTAL SERVICES   45,938
TECHNOLOGY - 11.3%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp. (a)  570,900  13,238
Concord Communications, Inc.   6,200  110
Nokia Corp. AB sponsored ADR  153,300  13,529
  26,877
COMPUTER SERVICES & SOFTWARE - 2.6%
Advantage Learning Systems, Inc.   9,300  235
Automatic Data Processing, Inc.   951,200  48,630
CUC International, Inc. (a)  1,916,000  56,522
Ceridian Corp. (a)  1,380,700  53,934
CompUSA, Inc. (a)  554,500  18,160
E Trade Group, Inc. (a)  387,900  11,976
Electronic Data Systems Corp.   2,828,100  109,412
First Data Corp.   1,542,900  44,840
J.D. Edwards & Co.   15,300  520
Microsoft Corp. (a)   590,200  76,726
N2K, Inc.   6,600  174
Netscape Communications Corp. (a)  11,700  385
Network Solutions, Inc. Class A   5,400  103
Omega Research, Inc.   10,700  88
Oracle Corp. (a)  1,176,525  42,098
Paychex, Inc.   503,400  19,192
Policy Management Systems Corp. (a)(c)  932,250  57,100
  540,095
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 4.0%
Compaq Computer Corp. (a)  3,179,900 $ 202,719
Hewlett-Packard Co.   1,018,000  62,798
Ingram Micro, Inc. Class A (a)  170,000  5,068
International Business Machines Corp.   3,529,100  346,072
Quantum Corp. (a)  229,100  7,245
SCI Systems, Inc. (a)(c)  3,060,000  134,640
Tech Data Corp. (a)  1,007,300  44,825
Western Digital Corp. (a)  375,800  11,251
  814,618
ELECTRONIC INSTRUMENTS - 0.8%
Applied Materials, Inc. (a)  150,000  5,006
Cognex Corp. (a)  372,600  9,967
Lam Research Corp. (a)(c)  2,110,500  76,242
Novellus Systems, Inc. (a)  320,800  14,276
Thermo Electron Corp. (a)  1,071,300  39,973
Varian Associates, Inc.   351,000  20,533
  165,997
ELECTRONICS - 3.8%
AMP, Inc.   2,162,400  97,308
Intel Corp.   2,966,100  228,390
International Manufacturing Services, Inc. Class A  16,200  176
MMC Networks, Inc.   17,700  387
Methode Electronics, Inc. Class A  609,500  12,038
Micron Technology, Inc. (a)  3,889,600  104,290
Molex, Inc.   409,625  14,362
Motorola, Inc.   513,000  31,678
Power-One, Inc.   8,600  160
Solectron Corp. (a)(c)  7,193,900  282,360
Thomas & Betts Corp.   293,800  14,616
Uniphase Corp. (a)  32,100  2,155
  787,920
TOTAL TECHNOLOGY   2,335,507
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.1%
Northwest Airlines Corp. Class A (a)  195,500 $ 8,798
RAILROADS - 0.3%
Bombardier, Inc. Class B  571,800  10,961
Burlington Northern Santa Fe Corp.   182,600  17,347
CSX Corp.   715,900  39,151
  67,459
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  610,000  16,165
Stolt-Nielsen SA  282,700  7,209
  23,374
TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   39,900  878
Roadway Express, Inc.   170,200  4,723
Yellow Corp. (a)  636,300  17,458
  23,059
TOTAL TRANSPORTATION   122,690
UTILITIES - 6.3%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  4,183,700  161,595
Century Telephone Enterprises, Inc.   170,000  7,214
Vodafone Group PLC sponsored ADR  5,387,800  295,656
  464,465
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   589,800  27,868
Entergy Corp.   1,104,800  26,999
Niagara Mohawk Power Corp. (a)  468,200  4,536
PG&E Corp.   186,419  4,765
  64,168
GAS - 0.1%
Enron Corp.   365,600  13,893
TELEPHONE SERVICES - 3.7%
AT&T Corp.   810,400  39,659
Ameritech Corp.   693,400  45,071
Bell Atlantic Corp.   1,058,746  84,567
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
BellSouth Corp.   1,265,700 $ 59,883
Deutsche Telekom AG  442,800  8,420
France Telecom SA  84,800  3,204
ITC Deltacom, Inc.   14,500  279
MCI Communications Corp.   6,832,100  242,540
Metromedia Fiber Network, Inc. Class A  31,300  751
NEXTLINK Communications, Inc. Class A  24,700  559
SBC Communications, Inc.   1,062,100  67,576
Sprint Corp.   3,707,900  192,811
WorldCom, Inc. (a)  572,800  19,260
  764,580
TOTAL UTILITIES   1,307,106
TOTAL COMMON STOCKS
(Cost $11,594,820)   16,541,986
U.S. TREASURY OBLIGATIONS - 12.1%
   PRINCIPAL
  AMOUNT (000S)
stripped principal:
 0%, 2/15/19   $ 557,000  146,948
 0%, 8/15/19    420,000  107,616
 0%, 8/15/20    1,211,300  290,918
 0%, 8/15/21    212,000  47,770
6 1/4%, 8/15/23    280,750  281,758
7 5/8%, 11/15/22    106,000  124,583
8 1/8%, 8/15/19    1,229,000  1,505,144
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,247,055)   2,504,737
CASH EQUIVALENTS - 7.6%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $1,561,574)    1,561,574,132 $ 1,561,574
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $15,403,449)  $ 20,608,297
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $15,412,979,000. Net unrealized appreciation aggregated $5,195,318,000, of which $5,545,920,000 related to appreciated investment securities and $350,602,000 related to depreciated investment securities.
The fund hereby designates approximately $108,011,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $15,523,010                                  $ 21,312,625   $ 20,608,297
AND $15,403,449, RESPECTIVELY) - SEE ACCOMPANYING
SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                        61,687         43,259

RECEIVABLE FOR FUND SHARES SOLD                                                        22,096         12,115

DIVIDENDS RECEIVABLE                                                                   18,025         13,369

INTEREST RECEIVABLE                                                                    41,775         34,544

OTHER RECEIVABLES                                                                      54             53

PREPAID EXPENSES                                                                       16             6

 TOTAL ASSETS                                                                          21,456,278     20,711,643

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                     $ 46,983       $ 139,514

PAYABLE FOR FUND SHARES REDEEMED                                                       14,902         24,659

ACCRUED MANAGEMENT FEE                                                                 8,232          8,305

DISTRIBUTION FEES PAYABLE                                                              8,730          8,678

OTHER PAYABLES AND ACCRUED EXPENSES                                                    3,911          3,679

 TOTAL LIABILITIES                                                                     82,758         184,835

NET ASSETS                                                                            $ 21,373,520   $ 20,526,808

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                       $ 14,129,342   $ 13,867,888

UNDISTRIBUTED NET INVESTMENT INCOME                                                    201,723        199,910

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                  1,252,830      1,254,148
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                              5,789,625      5,204,862
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                            $ 21,373,520   $ 20,526,808


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                                  $44.02    $42.57
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($142,754 (DIVIDED BY) 3,243 SHARES) AND
 ($129,628 (DIVIDED BY) 3,045 SHARES), RESPECTIVELY

MAXIMUM OFFERING PRICE PER SHARE (100/94.25                                            $46.71    $45.17
OF $44.02 AND $42.57), RESPECTIVELY

CLASS T:                                                                               $44.20    $42.76
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($20,410,697 (DIVIDED BY) 461,756 SHARES) AND
 ($19,651,539 (DIVIDED BY) 459,566 SHARES), RESPECTIVELY

MAXIMUM OFFERING PRICE PER SHARE (100/96.50                                            $45.80    $44.31
OF $44.20 AND $42.76), RESPECTIVELY

CLASS B:                                                                               $44.02    $42.60
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($422,511 (DIVIDED BY) 9,598 SHARES) A AND
 ($370,662 (DIVIDED BY) 8,700 SHARES) A, RESPECTIVELY

CLASS C:                                                                               $44.20
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($5,845 (DIVIDED BY) 132.24 SHARES) A

INSTITUTIONAL CLASS:                                                                   $44.31    $42.85
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($391,713 (DIVIDED BY) 8,840 SHARES) AND
 ($374,979 (DIVIDED BY) 8,751 SHARES), RESPECTIVELY


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                                       ONE MONTH ENDED   YEAR ENDED
                                                           NOVEMBER 30,      OCTOBER 31,
                                                           1997              1997

INVESTMENT INCOME                                          $ 16,523          $ 228,696
DIVIDENDS (INCLUDING $196 AND $1,022 RECEIVED FROM
AFFILIATED ISSUERS, RESPECTIVELY)

INTEREST                                                    19,942            226,985

 TOTAL INCOME                                               36,465            455,681

EXPENSES

MANAGEMENT FEE                                             $ 10,410          $ 106,149
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     (2,127)           (19,295)

TRANSFER AGENT FEES                                         2,898             30,740

DISTRIBUTION FEES                                           8,730             87,524

ACCOUNTING FEES AND EXPENSES                                78                836

NON-INTERESTED TRUSTEES' COMPENSATION                       6                 103

CUSTODIAN FEES AND EXPENSES                                 54                535

REGISTRATION FEES                                           91                1,182

AUDIT                                                       -                 108

LEGAL                                                       24                118

INTEREST                                                    -                 3

REPORTS TO SHAREHOLDERS                                     -                 1,155

MISCELLANEOUS                                               105               97

 TOTAL EXPENSES BEFORE REDUCTIONS                           20,269            209,255

 EXPENSE REDUCTIONS                                         (187)             (1,893)

TOTAL EXPENSES AFTER REDUCTIONS                             20,082            207,362

NET INVESTMENT INCOME                                       16,383            248,319

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS)      92,112            1,262,939
 OF $183 AND $1,017 ON SALES OF INVESTMENTS IN
AFFILIATED ISSUERS, RESPECTIVELY)

 FOREIGN CURRENCY TRANSACTIONS                              10                (49)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      584,767           2,623,696

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (4)               (12)

NET GAIN (LOSS)                                             676,885           3,886,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING            $ 693,268         $ 4,134,893
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                       ONE MONTH ENDED   YEAR ENDED     YEAR ENDED
                                           NOVEMBER 30,      OCTOBER 31,    OCTOBER 31,
                                           1997              1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                 $ 16,383          $ 248,319      $ 234,195
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                   92,122            1,262,890      651,211

 CHANGE IN NET UNREALIZED                   584,763           2,623,684      1,129,840
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS      693,268           4,134,893      2,015,246
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS               -                 (225,025)      (136,201)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                     -                 (596,509)      (132,145)

 TOTAL DISTRIBUTIONS                        -                 (821,534)      (268,346)

SHARE TRANSACTIONS - NET INCREASE           153,444           2,638,031      3,065,574
(DECREASE)

  TOTAL INCREASE (DECREASE) IN              846,712           5,951,390      4,812,474
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                        20,526,808        14,575,418     9,762,944

 END OF PERIOD (INCLUDING UNDISTRIBUTED    $ 21,373,520      $ 20,526,808   $ 14,575,418
NET INVESTMENT INCOME OF $201,723,
$199,910 AND $193,053,
RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 42.57       $ 35.39    $ 32.86

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .04           .54        .09

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 1.41          8.80       2.44

 TOTAL FROM INVESTMENT OPERATIONS                        1.45          9.34       2.53

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              -             (.72)      -

 FROM NET REALIZED GAIN                                  -             (1.44)     -

 TOTAL DISTRIBUTIONS                                     -             (2.16)     -

NET ASSET VALUE, END OF PERIOD                          $ 44.02       $ 42.57    $ 35.39

TOTAL RETURN B, C                                        3.41%         27.58%     7.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 143         $ 130      $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.10% A, F    1.05%      1.48% A,
                                                                                 F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            1.09% A, G    1.04% G    1.47% A,
EXPENSE REDUCTIONS                                                               G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.22% A       1.36%      1.74% A

PORTFOLIO TURNOVER                                       33% A         35%        33%

AVERAGE COMMISSION RATE H                               $ .0497       $ .0480    $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 42.76     $ 35.41    $ 30.89    $ 26.62   $ 25.39   $ 21.14
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                 .03 D       .55 D      .61 D      .39       .22       .08
 INCOME

 NET REALIZED AND               1.41        8.78       4.72       5.31      1.92      5.56
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT          1.44        9.33       5.33       5.70      2.14      5.64
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            -           (.54)      (.41)      (.27)     (.07)     (.13)
 INCOME

 FROM NET                       -           (1.44)     (.40)      (1.16)    (.84)     (1.26)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            -           (1.98)     (.81)      (1.43)    (.91)     (1.39)

NET ASSET VALUE,               $ 44.20     $ 42.76    $ 35.41    $ 30.89   $ 26.62   $ 25.39
END OF PERIOD

TOTAL RETURN B, C               3.37%       27.43%     17.61%     22.88%    8.71%     28.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 20,411    $ 19,652   $ 14,315   $ 9,691   $ 4,599   $ 2,055
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            1.28% A     1.18%      1.34%      1.59%     1.63%     1.65%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            1.27% A,    1.17%      1.34%      1.58%     1.62%     1.64%
AVERAGE NET ASSETS              E          E                     E         E         E
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT         1.03% A     1.39%      1.88%      1.56%     1.12%     .43%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER              33% A       35%        33%        39%       43%       69%

AVERAGE COMMISSION             $ .0497     $ .0480    $ .0401
RATE  F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      ONE MONTH ENDED   PERIOD ENDED
      NOVEMBER 30,      OCTOBER 31,

      1997              1997 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 42.60       $ 37.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .02           .13

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.40          4.85

 TOTAL FROM INVESTMENT OPERATIONS                                    1.42          4.98

NET ASSET VALUE, END OF PERIOD                                      $ 44.02       $ 42.60

TOTAL RETURN B, C                                                    3.33%         13.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 423         $ 371

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A, H    1.75% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84% A, F    1.74% A,
                                                                                  F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .47% A        .48% A

PORTFOLIO TURNOVER                                                   33% A         35%

AVERAGE COMMISSION RATE G                                           $ .0497       $ .0480



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
      PERIOD ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 43.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .56

 TOTAL FROM INVESTMENT OPERATIONS                                    .58

NET ASSET VALUE, END OF PERIOD                                      $ 44.20

TOTAL RETURN B, C                                                    1.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 6

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A,
                                                                    F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84% A,
                                                                    G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .74% A

PORTFOLIO TURNOVER                                                   33% A

AVERAGE COMMISSION RATE H                                           $ .0497

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 42.85      $ 35.47   $ 30.97    $ 29.04

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                            .05 D        .75 D     .77 D      .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)          1.41         8.78      4.74       1.81

 TOTAL FROM INVESTMENT OPERATIONS                 1.46         9.53      5.51       1.93

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                       -            (.71)     (.61)      -

 FROM NET REALIZED GAIN                           -            (1.44)    (.40)      -

 TOTAL DISTRIBUTIONS                              -            (2.15)    (1.01)     -

NET ASSET VALUE, END OF PERIOD                   $ 44.31      $ 42.85   $ 35.47    $ 30.97

TOTAL RETURN B, C                                 3.41%        28.07%    18.25%     6.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)          $ 392        $ 375     $ 250      $ 72

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .71% A       .66%      .85%       .82% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .70% A, F    .65%      .84%       .81% A,
EXPENSE REDUCTIONS                                            F         F          F

RATIO OF NET INVESTMENT INCOME TO AVERAGE         1.60% A      1.91%     2.38%      2.33% A
NET ASSETS

PORTFOLIO TURNOVER                                33% A        35%       33%        39%

AVERAGE COMMISSION RATE G                        $ .0497      $ .0480   $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the periods ended November 30, 1997 and October 31, 1997


11. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B on March 3, 1997 and Class C on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on July 16, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 28, 1998. Effective November 30, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented as of and for the year ended October 31, 1997 and as of and for the one-month period ended November 30, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
12. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
13. PURCHASES AND SALES OF INVESTMENTS.
For the one month period ended November 30, 1997, purchases and sales of securities, other than short-term securities, aggregated $545,497,000 and $479,980,000, respectively, of which U.S. government and government agency obligations aggregated $35,817,000 and $0, respectively.
For the year ended October 31, 1997, purchases and sales of
securities, other than short-term securities, aggregated
$7,217,046,000 and $5,743,169,000, respectively, of which U.S.
government and government agency obligations aggregated $372,743,000 and $342,374,000, respectively.
14. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset weighted average return of all classes as compared to the appropriate index over a specific period of time. Prior to August 1, 1997 the
performance adjustment was based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the one-month period ended November 30, 1997, the management fee was equivalent to an annualized rate of .52% of average net assets after the performance adjustment. For the year ended October 31, 1997, the management fee was equivalent to an annual rate of .49% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

C .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           ONE MONTH ENDED                   YEAR ENDED
           NOVEMBER 30, 1997                 OCTOBER 31, 1997

           PAID TO             DEALERS'      PAID TO            DEALERS'
           FDC                 PORTION       FDC                PORTION

CLASS A    $ 28,000            $ 28,000      $ 154,000          $ 154,000

CLASS T     8,370,000           8,370,000     86,244,000         86,244,000

CLASS B     330,000             82,000        1,126,000          282,000

CLASS C     2,000               -

           $ 8,730,000         $ 8,480,000   $ 87,524,000       $ 86,680,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           ONE MONTH ENDED                YEAR ENDED
           NOVEMBER 30,1997               OCTOBER 31, 1997

           PAID TO            DEALERS'    PAID TO            DEALERS'
           FDC                PORTION     FDC                PORTION

CLASS A    $ 189,000          $ 116,000   $ 2,096,000        $ 1,478,000

CLASS T     821,000            469,000     13,380,000         8,842,000

CLASS B     41,000             0           154,000            0 *
                              *

CLASS C     0                  0
                              *

           $ 1,051,000        $ 585,000   $ 15,630,000       $ 10,320,000

D WHEN CLASS B SHARES AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent contract with respect to its shares. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer agent for each class and receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC also pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid:

                         ONE MONTH ENDED                  YEAR ENDED
                         NOVEMBER 30, 1997                OCTOBER 31, 1997

                         AMOUNT              % OF         AMOUNT             % OF
                                             AVERAGE                         AVERAGE
                                             NET ASSETS                      NET ASSETS

CLASS A                  $ 27,000            .26          $ 150,000          .24

CLASS T  **               2,749,000          .18           29,863,000        .17

CLASS B                   76,000             .26           276,000           .24

CLASS C                   1,000              .23

INSTITUTIONAL CLASS       45,000             .15           451,000           .15

                         $ 2,898,000                      $ 30,740,000


** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $171,000 and $1,392,000 for the periods ended November 30, 1997 and October 31, 1997, respectively.
15. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period ended October 31, 1997, for which the loan was outstanding amounted to $21,035,000. The weighted average interest rate was 5.88%. There were no bank borrowings for the period ended November 30, 1997.
16. EXPENSE REDUCTIONS.
Effective November 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates for each class. For the one-month period ended November 30, 1997, amounts reimbursed were as follows:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.10%         $ 4,000

CLASS B    1.85%          46,000

CLASS C    1.85%          1,000

                         $ 51,000

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the periods ended November 30, 1997 and October 31, 1997, the fund's expenses were reduced by $107,000 and $1,689,000, respectively, under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. For the periods ended November 30, 1997 and October 31,
6. EXPENSE REDUCTIONS - CONTINUED
1997, the fund's custodian fees were reduced by $0 and $8,000, respectively, under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER        TRANSFER
                       AGENT CREDITS   AGENT CREDITS
                       NOVEMBER 30,    OCTOBER 31,
                       1997            1997

CLASS T                $ 29,000        $ 181,000

INSTITUTIONAL CLASS     -               15,000

                       $ 29,000        $ 196,000

17. BENEFICIAL INTEREST.
For the periods ended November 30, 1997 and October 31, 1997, one shareholder was record owner of approximately 16% of the total outstanding shares of the fund.
18. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each applicable class were as follows:
                              YEAR ENDED      YEAR ENDED
                              OCTOBER 31,     OCTOBER 31,
                              1997            1996

CLASS A

FROM NET INVESTMENT INCOME    $ 340,000       $ -

FROM NET REALIZED GAIN         680,000         -

TOTAL                         $ 1,020,000     $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 219,398,000   $ 133,926,000

FROM NET REALIZED GAIN         585,105,000     130,654,000

TOTAL                         $ 804,503,000   $ 264,580,000

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 5,287,000     $ 2,275,000

FROM NET REALIZED GAIN         10,724,000      1,491,000

TOTAL                         $ 16,011,000    $ 3,766,000

                              $ 821,534,000   $ 268,346,000

19. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             DOLLARS

                                 ONE MONTH ENDED   YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,      OCTOBER 31,    OCTOBER 31,

                                 1997 C            1997 B         1996 A

CLASS A                          $ 9,817           $ 117,909      $ 10,073
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 980            -

SHARES REDEEMED                   (1,181)           (9,793)        (113)

NET INCREASE (DECREASE)          $ 8,636           $ 109,096      $ 9,960

CLASS T                          $ 284,968         $ 4,556,363    $ 4,928,926
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 753,684        246,836

SHARES REDEEMED                   (188,917)         (3,203,810)    (2,270,466)

NET INCREASE (DECREASE)          $ 96,051          $ 2,106,237    $ 2,905,296

CLASS B                          $ 40,834          $ 361,076
SHARES SOLD

SHARES REDEEMED                   (1,738)           (7,098)

NET INCREASE (DECREASE)          $ 39,096          $ 353,978

CLASS C                          $ 5,792
SHARES SOLD

SHARES REDEEMED                   (12)

NET INCREASE (DECREASE)          $ 5,780

INSTITUTIONAL CLASS              $ 9,609           $ 232,509      $ 256,839
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 12,382         2,371

SHARES REDEEMED                   (5,728)           (176,171)      (108,892)

NET INCREASE (DECREASE)          $ 3,881           $ 68,720       $ 150,318

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. SHARE TRANSACTIONS - CONTINUED
AMOUNTS IN THOUSANDS             SHARES

                                 ONE MONTH ENDED   YEAR ENDED    YEAR ENDED
                                 NOVEMBER 30,      OCTOBER 31,   OCTOBER 31,

                                 1997 C            1997 B        1996 A

CLASS A                           225               2,974         291
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 27            -

SHARES REDEEMED                   (27)              (244)         (3)

NET INCREASE (DECREASE)           198               2,757         288

CLASS T                           6,519             116,907       152,105
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 21,028        7,909

SHARES REDEEMED                   (4,329)           (82,660)      (69,474)

NET INCREASE (DECREASE)           2,190             55,275        90,540

CLASS B                           938               8,871
SHARES SOLD

SHARES REDEEMED                   (40)              (171)

NET INCREASE (DECREASE)           898               8,700

CLASS C                           132
SHARES SOLD

SHARES REDEEMED                   -

NET INCREASE (DECREASE)           132

INSTITUTIONAL CLASS               219               6,006         7,960
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 346           76

SHARES REDEEMED                   (130)             (4,658)       (3,302)

NET INCREASE (DECREASE)           89                1,694         4,734

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
20. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       PERIOD ENDED    PERIOD ENDED
                       NOVEMBER 30,    OCTOBER 31,
                       1997            1997



CLASS A                $ 6,000         $ 40,000

CLASS T                 51,000          1,036,000

CLASS B                 30,000          67,000

CLASS C                 1,000

INSTITUTIONAL CLASS     3,000           39,000

                       $ 91,000        $ 1,182,000

21. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
PERIOD ENDED NOVEMBER 30, 1997
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cherry Corp. Class A  $ - $ - $ - $ 7,992
Cherry Corp. Class B   -  -  -  5,248
Discount Auto Parts, Inc.   -  -  -  17,697
Fleetwood Enterprises, Inc.   -  -  -  72,762
Kaufman & Broad Home Corp.   -  -  196  56,691
Lam Research Corp.   -  -  -  64,634
Policy Management Systems Corp.   -  -  -  60,247
SCI Systems, Inc.   -  249  -  139,714
Solectron Corp.   -  -  -  262,128
Ultratech Stepper, Inc.   -  -  -  32,178
TOTALS  $ - $ 249 $ 196 $ 719,291
11. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
PERIOD ENDED OCTOBER 31, 1997
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Beazer Homes USA, Inc.  $ - $ 5,413 $ - $ -
Cherry Corp. Class A   -  -  -  8,261
Cherry Corp. Class B   -  -  -  5,571
Circuit City Stores, Inc. -
 Circuit City Group   -  1,155  172  -
Discount Auto Parts, Inc.   1,693  -  -  19,828
Fleetwood Enterprises, Inc.   7,044  -  680  61,803
Good Guys, Inc.   -  6,371  -  -
Kaufman & Broad Home Corp.   12,354  -  170  55,711
Lam Research Corp.   16,964  -  -  76,242
Novellus Systems, Inc.   587  2,991  -  -
Policy Management Systems Corp.   289  -  -  57,100
Quad Systems Corp.   -  1,367  -  -
Rex Stores Corp.   -  2,541  -  -
SCI Systems, Inc.   6,704  8,339  -  134,640
Solectron Corp.   14,957  1,693  -  282,360
Ultratech Stepper, Inc.   5,075  -  -  35,607
TOTALS  $ 65,667 $ 29,870 $ 1,022 $ 737,123
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Growth Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund, including the schedules of portfolio investments, as of October 31, 1997 and November 30, 1997, and the related statements of operations for the year ended October 31, 1997 and the one month period ended November 30, 1997, the statements of changes in net assets for each of the two years in the period ended October 31, 1997 and the one month period ended November 30, 1997, and the financial highlights for Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 and November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund as of October 31, 1997 and November 30, 1997, the results of its operations for the year ended October 31, 1997 and the one month period ended November 30, 1997, the changes in its net assets for each of the two years in the period ended October 31, 1997 and the one month period ended November 30, 1997, and the financial highlights for Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 5, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Growth Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/15/97 12/12/97 $0.60 $2.39
 1/5/98 1/2/98 - $0.21
Class T 12/15/97 12/12/97 $0.47 $2.39
 1/5/98 1/2/98 - $0.21
Class B 12/15/97 12/12/97 $0.48 $2.39
 1/5/98 1/2/98 - $0.21
Class C 12/15/97 12/12/97 $0.47 $2.39
 1/5/98 1/2/98 - $0.21
A total of 24.14% of the dividends distributed during the fiscal year ended October 31, 1997, was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 33% and 40% of the dividends distributed during the fiscal year ended October 31, 1997, qualifies for the dividends-received deduction for corporate shareholders of Class A and Class T, respectively.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 16,
1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     219,101,991.334    89.108

AGAINST         6,155,948.183      2.504

ABSTAIN         20,624,619.428     8.388

TOTAL           245,882,558.945    100.000

PROPOSAL 2
To approve an agreement and plan of reorganization of the fund from a separate series of one Massachusetts business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     220,368,601.420    89.624

AGAINST         4,861,351.636      1.977

ABSTAIN         20,652,605.889     8.399

TOTAL           245,882,558.945    100.00

PROPOSAL 3
To amend the fund's fundamental investment limitation concerning diversification.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     217,785,887.800    88.573

AGAINST         6,839,777.110      2.782

ABSTAIN         21,256,894.035     8.645

TOTAL           245,882,558.945    100.000









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
George A. Vanderheiden, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)